Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
AAR Corp.
(a)
...................... 358,457 $ 16,094,719
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 207,710 11,617,220
AerSale Corp.
(a)(b)
................... 214,407 3,477,682
Archer Aviation, Inc., Class A
(a)(b)
......... 1,545,096 2,889,330
Astra Space, Inc., Class A
(a)(b)
........... 1,639,028 711,010
Astronics Corp.
(a)(b)
.................. 261,015 2,688,455
Ducommun, Inc.
(a)(b)
................. 115,063 5,748,548
Kaman Corp. ..................... 293,777 6,551,227
Kratos Defense & Security Solutions, Inc.
(a)(b)
1,291,634 13,329,663
Maxar Technologies, Inc.
(b)
............ 769,984 39,838,972
Momentus, Inc., Class A
(a)(b)
............ 359,945 280,721
Moog, Inc., Class A ................. 249,028 21,854,697
National Presto Industries, Inc. .......... 53,409 3,656,380
Park Aerospace Corp. ................ 202,058 2,709,598
Parsons Corp.
(a)(b)
................... 359,448 16,624,470
Redwire Corp.
(a)(b)
................... 192,781 381,706
Terran Orbital Corp.
(a)(b)
............... 423,016 668,365
Triumph Group, Inc.
(a)
................ 678,999 7,143,070
V2X, Inc.
(a)(b)
...................... 127,004 5,243,995
Virgin Galactic Holdings, Inc.
(a)(b)
......... 1,339,181 4,660,350
166,170,178
Air Freight & Logistics — 0.6%
(a)
Air Transport Services Group, Inc.
(b)
...... 378,001 9,820,466
Atlas Air Worldwide Holdings, Inc. ........ 292,973 29,531,678
Hub Group, Inc., Class A
(b)
............. 340,477 27,064,517
Radiant Logistics, Inc. ............... 298,554 1,519,640
67,936,301
Airlines — 0.4%
Allegiant Travel Co.
(a)
................ 93,723 6,372,227
Blade Air Mobility, Inc., Class A
(a)(b)
....... 584,604 2,092,882
Hawaiian Holdings, Inc.
(a)(b)
............ 528,379 5,421,169
Joby Aviation, Inc., Class A
(a)(b)
.......... 261,969 877,596
SkyWest, Inc.
(a)
.................... 525,314 8,672,934
Spirit Airlines, Inc.
(b)
................. 1,141,178 22,230,147
Wheels Up Experience, Inc., Class A
(a)(b)
... 1,731,359 1,783,300
47,450,255
Auto Components — 1.1%
Adient plc
(a)(b)
...................... 996,659 34,574,101
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 1,115,516 8,723,335
Dana, Inc. ........................ 1,354,867 20,499,138
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 2,938,933 29,830,170
Modine Manufacturing Co.
(a)(b)
.......... 520,165 10,330,477
Motorcar Parts of America, Inc.
(a)
........ 200,848 2,382,057
Patrick Industries, Inc. ............... 202,191 12,252,775
Solid Power, Inc., Class A
(a)(b)
........... 840,613 2,135,157
Standard Motor Products, Inc. .......... 211,428 7,357,694
Stoneridge, Inc.
(a)(b)
.................. 232,659 5,016,128
133,101,032
Automobiles — 0.2%
(b)
Cenntro Electric Group Ltd.
(a)
........... 1,901,183 836,521
Faraday Future Intelligent Electric, Inc.
(a)
... 1,031,124 299,335
Lordstown Motors Corp., Class A
(a)
....... 1,855,539 2,115,315
Winnebago Industries, Inc. ............ 313,007 16,495,469
Workhorse Group, Inc.
(a)
.............. 125,218 190,331
19,936,971
Banks — 18.2%
1st Source Corp. ................... 178,663 9,485,219
ACNB Corp. ...................... 88,953 3,541,219
Amalgamated Financial Corp.
(b)
......... 193,796 4,465,060
Security
Shares
Shares Value
Banks (continued)
Amerant Bancorp, Inc., Class A ......... 297,697 $ 7,990,187
American National Bankshares, Inc. ...... 112,141 4,141,367
Ameris Bancorp .................... 675,843 31,859,239
Arrow Financial Corp. ................ 153,392 5,199,989
Associated Banc-Corp. ............... 1,608,246 37,134,400
Atlantic Union Bankshares Corp. ........ 810,193 28,470,182
Banc of California, Inc.
(b)
.............. 544,947 8,681,006
BancFirst Corp. .................... 86,786 7,652,789
Bancorp, Inc. (The)
(a)
................ 228,523 6,485,483
Bank First Corp.
(b)
.................. 82,139 7,624,142
Bank of Marin Bancorp ............... 173,947 5,719,377
Bank of NT Butterfield & Son Ltd. (The) .... 499,434 14,888,128
BankUnited, Inc. ................... 769,702 26,146,777
Bankwell Financial Group, Inc. .......... 67,378 1,982,935
Banner Corp. ..................... 328,581 20,766,319
Bar Harbor Bankshares .............. 161,858 5,185,930
BayCom Corp.
(b)
................... 120,684 2,290,582
BCB Bancorp, Inc. .................. 159,628 2,871,708
Berkshire Hills Bancorp, Inc. ........... 447,718 13,386,768
Blue Ridge Bankshares, Inc. ........... 179,430 2,241,081
Brookline Bancorp, Inc. ............... 742,800 10,510,620
Business First Bancshares, Inc.
(b)
........ 264,834 5,863,425
Byline Bancorp, Inc.
(b)
................ 270,444 6,212,099
Cadence Bank .................... 1,586,116 39,113,621
Cambridge Bancorp ................. 74,766 6,210,064
Camden National Corp. .............. 161,489 6,732,476
Capital Bancorp, Inc. ................ 97,402 2,292,843
Capital City Bank Group, Inc. ........... 151,489 4,923,393
Capstar Financial Holdings, Inc.
(b)
........ 217,523 3,841,456
Carter Bankshares, Inc.
(a)
............. 266,862 4,427,241
Cathay General Bancorp
(b)
............. 779,460 31,794,173
Central Pacific Financial Corp. .......... 249,654 5,062,983
Citizens & Northern Corp. ............. 167,302 3,824,524
City Holding Co. ................... 143,745 13,381,222
Civista Bancshares, Inc. .............. 165,644 3,645,824
CNB Financial Corp. ................. 222,849 5,301,578
Colony Bankcorp, Inc. ............... 180,468 2,290,139
Columbia Banking System, Inc. ......... 761,725 22,950,774
Community Bank System, Inc. .......... 508,944 32,038,025
Community Trust Bancorp, Inc. ......... 179,315 8,235,938
ConnectOne Bancorp, Inc. ............ 403,856 9,777,354
CrossFirst Bankshares, Inc.
(a)(b)
......... 499,766 6,202,096
Customers Bancorp, Inc.
(a)(b)
........... 314,984 8,926,647
CVB Financial Corp. ................. 1,364,920 35,146,690
Dime Community Bancshares, Inc. ....... 349,440 11,122,675
Eagle Bancorp, Inc. ................. 309,021 13,618,555
Eastern Bankshares, Inc.
(b)
............ 1,324,031 22,839,535
Enterprise Bancorp, Inc. .............. 100,069 3,532,436
Enterprise Financial Services Corp.
(b)
..... 384,139 18,807,445
Equity Bancshares, Inc., Class A ........ 169,392 5,534,037
Esquire Financial Holdings, Inc. ......... 13,681 591,840
Farmers & Merchants Bancorp, Inc. ...... 89,489 2,432,311
Farmers National Banc Corp. ........... 365,267 5,157,570
FB Financial Corp. .................. 394,059 14,241,292
Financial Institutions, Inc. ............. 169,714 4,134,233
First Bancorp ..................... 349,223 14,960,713
First BanCorp ..................... 1,725,783 21,951,960
First Bancorp, Inc. (The) .............. 106,598 3,191,544
First Bancshares, Inc. (The)
(b)
.......... 229,087 7,333,075
First Bank
(b)
....................... 162,146 2,231,129
First Busey Corp. ................... 572,477 14,151,631
First Business Financial Services, Inc. ..... 89,172 3,259,237
First Commonwealth Financial Corp. ...... 926,823 12,947,717
First Community Bankshares, Inc. ....... 175,982 5,965,790
First Financial Bancorp ............... 903,174 21,883,906

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Financial Corp. ................. 129,964 $ 5,988,741
First Foundation, Inc. ................ 546,756 7,835,013
First Guaranty Bancshares, Inc. ......... 55,689 1,305,907
First Internet Bancorp
(b)
............... 94,362 2,291,109
First Interstate BancSystem, Inc., Class A .. 958,261 37,036,788
First Merchants Corp.
(b)
............... 620,777 25,520,142
First Mid Bancshares, Inc. ............. 206,439 6,622,563
First of Long Island Corp. (The) ......... 250,008 4,500,144
First Western Financial, Inc.
(a)(b)
......... 80,235 2,258,615
Five Star Bancorp
(b)
................. 85,416 2,326,732
Flushing Financial Corp. .............. 323,769 6,274,643
Fulton Financial Corp. ................ 1,759,924 29,619,521
FVCBankcorp, Inc.
(a)(b)
............... 121,224 2,311,742
German American Bancorp, Inc. ......... 305,137 11,381,610
Glacier Bancorp, Inc.
(b)
............... 1,031,319 50,967,785
Great Southern Bancorp, Inc. ........... 107,586 6,400,291
Guaranty Bancshares, Inc. ............ 87,517 3,031,589
Hancock Whitney Corp. .............. 914,825 44,268,382
Hanmi Financial Corp. ............... 298,593 7,390,177
HarborOne Bancorp, Inc. ............. 495,095 6,881,821
HBT Financial, Inc. .................. 114,095 2,232,839
Heartland Financial USA, Inc. .......... 452,212 21,082,123
Heritage Commerce Corp. ............. 660,275 8,583,575
Heritage Financial Corp. .............. 353,863 10,842,362
Hilltop Holdings, Inc.
(b)
............... 538,360 16,156,184
Home BancShares, Inc. .............. 2,014,303 45,905,965
HomeStreet, Inc. ................... 188,376 5,195,410
HomeTrust Bancshares, Inc. ........... 135,311 3,270,467
Hope Bancorp, Inc. ................. 1,118,299 14,325,410
Horizon Bancorp, Inc. ................ 433,253 6,533,455
Independent Bank Corp. .............. 223,422 5,344,254
Independent Bank Corp.
(b)
............. 426,487 36,008,298
Independent Bank Group, Inc.
(b)
......... 379,780 22,817,182
International Bancshares Corp. ......... 583,070 26,681,283
John Marshall Bancorp, Inc. ........... 120,104 3,456,593
Lakeland Bancorp, Inc. ............... 706,255 12,437,151
Lakeland Financial Corp. .............. 23,394 1,707,060
Live Oak Bancshares, Inc.
(b)
............ 77,302 2,334,520
Macatawa Bank Corp. ............... 299,383 3,302,194
Mercantile Bank Corp. ............... 176,849 5,920,905
Metrocity Bankshares, Inc.
(b)
........... 153,468 3,319,513
Metropolitan Bank Holding Corp.
(a)(b)
...... 102,736 6,027,521
Mid Penn Bancorp, Inc. ............... 159,242 4,772,483
Midland States Bancorp, Inc. ........... 240,667 6,406,556
MidWestOne Financial Group, Inc. ....... 157,446 4,998,911
MVB Financial Corp. ................ 109,800 2,417,796
National Bank Holdings Corp., Class A .... 287,947 12,113,930
NBT Bancorp, Inc.
(b)
................. 417,441 18,125,288
Nicolet Bankshares, Inc.
(a)(b)
............ 116,781 9,317,956
Northeast Bank
(b)
................... 71,305 3,001,941
Northwest Bancshares, Inc. ............ 1,193,088 16,679,370
OceanFirst Financial Corp. ............ 642,259 13,648,004
OFG Bancorp ..................... 469,943 12,951,629
Old National Bancorp
(b)
............... 3,126,241 56,209,813
Old Second Bancorp, Inc.
(b)
............ 454,809 7,295,136
Origin Bancorp, Inc. ................. 247,965 9,100,316
Orrstown Financial Services, Inc. ........ 112,033 2,594,684
Pacific Premier Bancorp, Inc. ........... 901,554 28,453,044
Park National Corp. ................. 150,947 21,245,790
Parke Bancorp, Inc. ................. 108,410 2,248,423
Pathward Financial, Inc. .............. 205,726 8,856,504
PCB Bancorp ..................... 124,914 2,209,729
PCSB Financial Corp.
(b)
.............. 150,278 2,861,293
Peapack-Gladstone Financial Corp.
(b)
..... 199,230 7,415,341
Peoples Bancorp, Inc. ............... 312,850 8,838,013
Security
Shares
Shares Value
Banks (continued)
Peoples Financial Services Corp. ........ 74,138 $ 3,843,314
Preferred Bank .................... 97,374 7,266,048
Premier Financial Corp. .............. 391,099 10,547,940
Primis Financial Corp. ................ 243,063 2,880,297
Professional Holding Corp., Class A
(a)(b)
.... 132,043 3,662,873
QCR Holdings, Inc. ................. 173,868 8,630,808
RBB Bancorp ..................... 156,044 3,253,517
Red River Bancshares, Inc. ............ 45,197 2,307,759
Renasant Corp.
(b)
................... 534,959 20,109,109
Republic Bancorp, Inc., Class A ......... 95,693 3,915,758
Republic First Bancorp, Inc.
(a)(b)
......... 571,676 1,229,103
S&T Bancorp, Inc. .................. 366,977 12,543,274
Sandy Spring Bancorp, Inc. ............ 471,633 16,615,631
Seacoast Banking Corp. of Florida
(b)
...... 556,853 17,368,245
Shore Bancshares, Inc. ............... 197,999 3,451,123
Sierra Bancorp .................... 152,014 3,228,777
Silvergate Capital Corp., Class A
(a)(b)
...... 76,402 1,329,395
Simmons First National Corp., Class A .... 1,192,036 25,724,137
SmartFinancial, Inc.
(b)
................ 169,885 4,671,837
South Plains Financial, Inc.
(b)
........... 110,668 3,046,690
Southern First Bancshares, Inc.
(a)(b)
....... 84,157 3,850,183
Southside Bancshares, Inc. ............ 317,407 11,423,478
SouthState Corp. ................... 797,919 60,929,095
Stellar Bancorp, Inc.
(b)
................ 481,722 14,191,530
Stock Yards Bancorp, Inc.
(b)
............ 53,134 3,452,647
Summit Financial Group, Inc. ........... 118,921 2,959,944
Texas Capital Bancshares, Inc.
(a)
........ 533,849 32,196,433
Third Coast Bancshares, Inc.
(a)
.......... 126,148 2,324,908
Tompkins Financial Corp. ............. 144,400 11,202,552
Towne Bank ...................... 739,932 22,819,503
TriCo Bancshares .................. 334,957 17,079,457
Triumph Financial, Inc.
(a)(b)
............. 153,233 7,488,497
Trustmark Corp. ................... 600,990 20,980,561
UMB Financial Corp.
(b)
............... 472,343 39,450,087
United Bankshares, Inc. .............. 1,363,565 55,210,747
United Community Banks, Inc. .......... 1,004,113 33,939,019
Unity Bancorp, Inc. .................. 76,923 2,102,306
Univest Financial Corp. ............... 333,942 8,725,904
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 109,545 1,336,449
Valley National Bancorp .............. 4,601,114 52,038,599
Veritex Holdings, Inc. ................ 384,180 10,787,774
Washington Federal, Inc. .............. 692,187 23,222,874
Washington Trust Bancorp, Inc. ......... 193,531 9,130,793
WesBanco, Inc. .................... 627,994 23,223,218
West BanCorp, Inc. ................. 144,877 3,701,607
Westamerica BanCorp ............... 198,542 11,715,963
2,177,373,015
Beverages — 0.2%
(b)
Primo Water Corp. .................. 1,647,993 25,609,811
Vintage Wine Estates, Inc.
(a)
........... 286,772 934,877
26,544,688
Biotechnology — 5.6%
(a)
2seventy bio, Inc.
(b)
................. 391,775 3,670,932
4D Molecular Therapeutics, Inc.
(b)
........ 312,087 6,931,452
Absci Corp.
(b)
..................... 545,758 1,146,092
Adicet Bio, Inc.
(b)
................... 318,978 2,851,663
ADMA Biologics, Inc. ................ 1,087,509 4,219,535
Aerovate Therapeutics, Inc.
(b)
........... 94,855 2,779,252
Affimed NV ....................... 106,578 132,157
Agios Pharmaceuticals, Inc.
(b)
.......... 570,528 16,020,426
Akero Therapeutics, Inc.
(b)
............. 339,335 18,595,558
Allogene Therapeutics, Inc.
(b)
........... 834,859 5,251,263
Allovir, Inc.
(b)
...................... 322,431 1,654,071

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Alpine Immune Sciences, Inc. .......... 133,537 $ 981,497
ALX Oncology Holdings, Inc.
(b)
.......... 222,155 2,503,687
AnaptysBio, Inc.
(b)
.................. 212,559 6,587,203
Anika Therapeutics, Inc.
(b)
............. 153,191 4,534,454
Arbutus Biopharma Corp.
(b)
............ 552,214 1,286,659
Arcellx, Inc.
(b)
..................... 310,637 9,623,534
Arcturus Therapeutics Holdings, Inc.
(b)
..... 22,454 380,820
Arcus Biosciences, Inc.
(b)
.............. 536,687 11,098,687
Atara Biotherapeutics, Inc.
(b)
........... 887,828 2,912,076
Avidity Biosciences, Inc.
(b)
............. 558,128 12,384,860
BioCryst Pharmaceuticals, Inc.
(b)
......... 607,961 6,979,392
Biohaven Ltd. ..................... 246,533 3,421,878
Bioxcel Therapeutics, Inc.
(b)
............ 199,682 4,289,169
Bluebird Bio, Inc.
(b)
.................. 869,443 6,016,546
Bridgebio Pharma, Inc.
(b)
.............. 427,176 3,255,081
C4 Therapeutics, Inc.
(b)
............... 440,003 2,596,018
Caribou Biosciences, Inc.
(b)
............ 584,111 3,668,217
Celldex Therapeutics, Inc.
(b)
............ 378,937 16,889,222
Century Therapeutics, Inc.
(b)
........... 205,033 1,051,819
Chimerix, Inc. ..................... 291,580 542,339
Chinook Therapeutics, Inc.
(b)
........... 528,717 13,852,385
Cogent Biosciences, Inc.
(b)
............. 674,122 7,792,850
Crinetics Pharmaceuticals, Inc. ......... 472,665 8,649,770
CTI BioPharma Corp.
(b)
............... 839,273 5,044,031
Cullinan Oncology, Inc.
(b)
.............. 317,271 3,347,209
Cytokinetics, Inc. ................... 81,754 3,745,968
Day One Biopharmaceuticals, Inc.
(b)
...... 288,349 6,205,271
Deciphera Pharmaceuticals, Inc.
(b)
....... 346,145 5,673,317
Design Therapeutics, Inc.
(b)
............ 358,357 3,676,743
Dyne Therapeutics, Inc. .............. 334,114 3,872,381
Editas Medicine, Inc.
(b)
............... 723,341 6,416,035
Emergent BioSolutions, Inc. ............ 532,012 6,283,062
Enanta Pharmaceuticals, Inc.
(b)
......... 184,762 8,595,128
Enochian Biosciences, Inc.
(b)
........... 212,562 218,939
EQRx, Inc. ....................... 2,110,481 5,191,783
Erasca, Inc. ...................... 674,225 2,905,910
FibroGen, Inc. ..................... 106,612 1,707,924
Gelesis Holdings, Inc.
(b)
............... 175,699 51,023
Generation Bio Co. ................. 494,627 1,943,884
Geron Corp.
(b)
..................... 1,166,541 2,823,029
HilleVax, Inc.
(b)
..................... 145,125 2,427,941
Icosavax, Inc. ..................... 230,407 1,829,432
Ideaya Biosciences, Inc.
(b)
............. 461,691 8,388,925
IGM Biosciences, Inc.
(b)
............... 28,458 484,071
Imago Biosciences, Inc.
(b)
............. 115,246 4,143,094
ImmunityBio, Inc.
(b)
.................. 206,684 1,047,888
ImmunoGen, Inc.
(b)
.................. 1,143,127 5,669,910
Immunovant, Inc.
(b)
.................. 463,284 8,223,291
Inovio Pharmaceuticals, Inc.
(b)
.......... 2,575,257 4,017,401
Instil Bio, Inc. ..................... 723,094 455,549
Intellia Therapeutics, Inc.
(b)
............ 308,516 10,764,123
Invivyd, Inc.
(b)
..................... 538,072 807,108
Iovance Biotherapeutics, Inc. ........... 1,582,076 10,109,466
iTeos Therapeutics, Inc. .............. 246,020 4,804,771
Janux Therapeutics, Inc.
(b)
............. 184,646 2,431,788
Jounce Therapeutics, Inc.
(b)
............ 460,014 510,616
KalVista Pharmaceuticals, Inc.
(b)
......... 255,589 1,727,782
Keros Therapeutics, Inc.
(b)
............. 11,316 543,394
Kezar Life Sciences, Inc.
(b)
............. 549,561 3,868,909
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 13,455 201,556
Kinnate Biopharma, Inc.
(b)
............. 303,253 1,849,843
Kodiak Sciences, Inc.
(b)
............... 346,460 2,480,654
Kronos Bio, Inc.
(b)
................... 410,451 664,931
Krystal Biotech, Inc.
(b)
................ 148,252 11,744,523
Kura Oncology, Inc.
(b)
................ 682,301 8,467,355
Security
Shares
Shares Value
Biotechnology (continued)
Kymera Therapeutics, Inc.
(b)
............ 398,295 $ 9,941,443
Lexicon Pharmaceuticals, Inc.
(b)
......... 550,377 1,051,220
Lyell Immunopharma, Inc.
(b)
............ 1,811,548 6,286,072
MacroGenics, Inc.
(b)
................. 626,283 4,202,359
MannKind Corp.
(b)
.................. 2,368,561 12,482,316
MeiraGTx Holdings plc ............... 292,565 1,907,524
Mersana Therapeutics, Inc.
(b)
........... 968,485 5,675,322
MiMedx Group, Inc.
(b)
................ 1,182,722 3,287,967
Monte Rosa Therapeutics, Inc.
(b)
......... 309,156 2,352,677
Morphic Holding, Inc.
(b)
............... 42,219 1,129,358
Myriad Genetics, Inc. ................ 833,484 12,093,853
Nkarta, Inc.
(b)
...................... 345,649 2,070,438
Nurix Therapeutics, Inc.
(b)
............. 484,951 5,324,762
Nuvalent, Inc., Class A
(b)
.............. 209,957 6,252,519
Pardes Biosciences, Inc. .............. 341,940 577,879
PepGen, Inc.
(b)
.................... 129,783 1,735,199
PMV Pharmaceuticals, Inc.
(b)
........... 382,601 3,328,629
Point Biopharma Global, Inc.
(b)
.......... 52,791 384,846
Praxis Precision Medicines, Inc. ......... 356,338 848,084
Precigen, Inc. ..................... 223,169 339,217
Prime Medicine, Inc.
(b)
................ 63,590 1,181,502
Protagonist Therapeutics, Inc. .......... 489,507 5,340,521
PTC Therapeutics, Inc.
(b)
.............. 180,614 6,894,036
Rallybio Corp.
(b)
.................... 40,237 264,357
RAPT Therapeutics, Inc.
(b)
............. 84,117 1,665,517
Recursion Pharmaceuticals, Inc., Class A ... 1,305,799 10,067,710
REGENXBIO, Inc. .................. 420,852 9,544,923
Relay Therapeutics, Inc.
(b)
............. 818,559 12,229,271
Replimune Group, Inc.
(b)
.............. 422,295 11,486,424
REVOLUTION Medicines, Inc.
(b)
......... 676,689 16,118,732
Rocket Pharmaceuticals, Inc.
(b)
.......... 561,261 10,983,878
Sage Therapeutics, Inc. .............. 544,970 20,785,156
Sana Biotechnology, Inc.
(b)
............. 930,815 3,676,719
Sangamo Therapeutics, Inc. ........... 1,329,140 4,173,500
Sorrento Therapeutics, Inc.
(b)
........... 4,113,608 3,644,657
SpringWorks Therapeutics, Inc.
(b)
........ 305,081 7,935,157
Stoke Therapeutics, Inc.
(b)
............. 239,348 2,209,182
Sutro Biopharma, Inc.
(b)
............... 561,361 4,535,797
Syndax Pharmaceuticals, Inc.
(b)
......... 424,390 10,800,726
Talaris Therapeutics, Inc. ............. 228,152 232,715
Tango Therapeutics, Inc.
(b)
............. 495,375 3,591,469
Tenaya Therapeutics, Inc.
(b)
............ 284,438 571,720
Travere Therapeutics, Inc.
(b)
............ 57,672 1,212,842
Twist Bioscience Corp.
(b)
.............. 179,886 4,283,086
Tyra Biosciences, Inc.
(b)
.............. 133,642 1,015,679
Vanda Pharmaceuticals, Inc.
(b)
.......... 579,273 4,280,827
Vaxart, Inc.
(b)
...................... 1,124,512 1,080,544
VBI Vaccines, Inc.
(b)
................. 1,979,898 774,338
Vera Therapeutics, Inc., Class A ......... 11,387 220,338
Veracyte, Inc.
(b)
.................... 749,272 17,780,225
Verve Therapeutics, Inc.
(b)
............. 416,281 8,055,037
Vir Biotechnology, Inc.
(b)
.............. 758,259 19,191,535
Viridian Therapeutics, Inc.
(b)
............ 104,826 3,061,967
Xencor, Inc.
(b)
..................... 601,308 15,658,060
Zentalis Pharmaceuticals, Inc.
(b)
......... 27,540 554,656
666,291,009
Building Products — 0.7%
American Woodmark Corp.
(a)
........... 162,971 7,962,763
Caesarstone Ltd. ................... 228,775 1,306,305
Gibraltar Industries, Inc.
(a)
............. 328,451 15,069,332
Griffon Corp. ...................... 236,820 8,475,788
JELD-WEN Holding, Inc.
(a)
............. 555,273 5,358,384
Quanex Building Products Corp. ......... 345,012 8,169,884
Resideo Technologies, Inc.
(a)
........... 1,513,834 24,902,569

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
UFP Industries, Inc. ................. 77,906 $ 6,174,051
View, Inc., Class A
(a)(b)
................ 1,173,679 1,132,483
78,551,559
Capital Markets — 1.0%
Artisan Partners Asset Management, Inc.,
Class A ....................... 224,687 6,673,204
AssetMark Financial Holdings, Inc.
(a)(b)
..... 224,205 5,156,715
Associated Capital Group, Inc., Class A
(b)
... 18,019 756,618
Bakkt Holdings, Inc., Class A
(a)(b)
......... 674,423 802,563
BGC Partners, Inc., Class A ............ 3,304,006 12,456,103
Brightsphere Investment Group, Inc. ...... 28,985 596,511
Cowen, Inc., Class A
(b)
............... 280,103 10,817,578
Donnelley Financial Solutions, Inc.
(a)(b)
..... 248,281 9,596,061
GCM Grosvenor, Inc., Class A .......... 67,245 511,734
MarketWise, Inc., Class A
(a)
............ 141,592 237,874
Moelis & Co., Class A ................ 340,231 13,054,663
Oppenheimer Holdings, Inc., Class A, NVS . 83,663 3,541,455
Perella Weinberg Partners, Class A ....... 39,722 389,276
Piper Sandler Cos. .................. 182,872 23,808,106
Sculptor Capital Management, Inc., Class A . 145,486 1,259,909
Silvercrest Asset Management Group, Inc.,
Class A ....................... 13,339 250,373
StoneX Group, Inc.
(a)
................ 164,052 15,634,156
Value Line, Inc. .................... 2,054 104,507
Victory Capital Holdings, Inc., Class A ..... 123,075 3,302,102
Virtus Investment Partners, Inc. ......... 65,189 12,479,782
121,429,290
Chemicals — 1.4%
AdvanSix, Inc. ..................... 185,586 7,055,980
American Vanguard Corp. ............. 35,525 771,248
Amyris, Inc.
(a)(b)
.................... 1,849,601 2,829,889
Avient Corp. ...................... 253,821 8,568,997
Chase Corp.
(b)
..................... 57,669 4,974,528
Danimer Scientific, Inc., Class A
(a)(b)
....... 983,465 1,760,402
Ecovyst, Inc.
(a)
..................... 760,840 6,741,042
FutureFuel Corp.
(b)
.................. 308,189 2,505,577
Hawkins, Inc. ..................... 76,326 2,946,184
HB Fuller Co.
(b)
.................... 78,792 5,643,083
Innospec, Inc.
(b)
.................... 40,246 4,139,703
Intrepid Potash, Inc.
(a)(b)
............... 117,933 3,404,726
Koppers Holdings, Inc.
(b)
.............. 208,642 5,883,704
Mativ Holdings, Inc. ................. 532,941 11,138,467
Minerals Technologies, Inc.
(b)
........... 339,198 20,596,103
Origin Materials, Inc., Class A
(a)(b)
........ 430,713 1,985,587
Perimeter Solutions SA
(a)(b)
............ 1,231,084 11,252,108
PureCycle Technologies, Inc.
(a)(b)
......... 236,717 1,600,207
Quaker Chemical Corp.
(b)
............. 48,543 8,101,827
Rayonier Advanced Materials, Inc.
(a)
...... 648,002 6,220,819
Sensient Technologies Corp. ........... 26,524 1,934,130
Stepan Co.
(b)
...................... 200,200 21,313,292
Tredegar Corp. .................... 288,765 2,951,178
Trinseo plc ....................... 366,857 8,331,322
Tronox Holdings plc, Class A ........... 1,229,587 16,857,638
Valhi, Inc. ........................ 24,987 549,714
170,057,455
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. ................. 698,307 31,018,797
ACCO Brands Corp. ................. 959,799 5,365,276
ACV Auctions, Inc., Class A
(a)(b)
.......... 632,507 5,192,882
Brady Corp., Class A, NVS ............ 110,604 5,209,448
BrightView Holdings, Inc.
(a)
............ 473,930 3,265,378
CompX International, Inc. ............. 16,172 298,859
CoreCivic, Inc.
(a)
................... 1,194,429 13,807,599
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Deluxe Corp. ...................... 454,444 $ 7,716,459
Ennis, Inc. ....................... 264,355 5,858,107
GEO Group, Inc. (The)
(a)
.............. 1,152,020 12,614,619
Harsco Corp.
(a)(b)
................... 826,138 5,196,408
Healthcare Services Group, Inc. ......... 411,153 4,933,836
Heritage-Crystal Clean, Inc.
(a)(b)
......... 163,074 5,296,644
Interface, Inc. ..................... 107,931 1,065,279
KAR Auction Services, Inc.
(a)(b)
.......... 1,136,424 14,830,333
Kimball International, Inc., Class B ....... 370,615 2,408,998
Li-Cycle Holdings Corp.
(a)(b)
............ 879,627 4,187,025
Matthews International Corp., Class A ..... 315,155 9,593,318
MillerKnoll, Inc. .................... 797,712 16,759,929
NL Industries, Inc. .................. 84,110 572,789
Quad/Graphics, Inc., Class A
(a)
.......... 342,417 1,397,061
Steelcase, Inc., Class A .............. 927,503 6,557,446
UniFirst Corp. ..................... 157,961 30,484,893
Viad Corp.
(a)
...................... 213,104 5,197,607
VSE Corp.
(b)
...................... 111,301 5,217,791
204,046,781
Communications Equipment — 0.5%
ADTRAN Holdings, Inc. .............. 80,096 1,505,004
Aviat Networks, Inc.
(a)
................ 100,440 3,132,724
Calix, Inc.
(a)
....................... 128,916 8,821,722
Comtech Telecommunications Corp. ...... 271,989 3,301,946
Digi International, Inc.
(a)(b)
............. 238,039 8,700,325
Inseego Corp.
(a)(b)
................... 699,044 588,945
NETGEAR, Inc.
(a)
................... 296,811 5,375,247
NetScout Systems, Inc.
(a)
............. 724,554 23,555,250
Ribbon Communications, Inc.
(a)(b)
........ 783,726 2,186,596
57,167,759
Construction & Engineering — 1.0%
API Group Corp.
(a)(b)
................. 2,165,812 40,738,924
Arcosa, Inc. ...................... 506,892 27,544,511
Argan, Inc. ....................... 138,125 5,094,050
Concrete Pumping Holdings, Inc.
(a)(b)
...... 267,226 1,563,272
Fluor Corp.
(a)(b)
..................... 132,980 4,609,087
Granite Construction, Inc. ............. 461,524 16,185,647
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 510,209 3,035,744
IES Holdings, Inc.
(a)
................. 29,135 1,036,332
Northwest Pipe Co.
(a)
................ 79,503 2,679,251
Primoris Services Corp. .............. 521,100 11,432,934
Sterling Infrastructure, Inc.
(a)(b)
.......... 47,175 1,547,340
Tutor Perini Corp.
(a)
................. 436,601 3,296,337
118,763,429
Construction Materials — 0.3%
Summit Materials, Inc., Class A
(a)(b)
....... 1,266,497 35,955,850
United States Lime & Minerals, Inc. ....... 4,614 649,467
36,605,317
Consumer Finance — 1.2%
Atlanticus Holdings Corp.
(a)(b)
........... 18,419 482,578
Bread Financial Holdings, Inc. .......... 403,728 15,204,396
Consumer Portfolio Services, Inc.
(a)(b)
...... 107,478 951,180
Curo Group Holdings Corp. ............ 68,532 243,289
Encore Capital Group, Inc.
(a)(b)
.......... 243,280 11,662,843
Enova International, Inc.
(a)(b)
............ 322,245 12,364,541
EZCORP, Inc., Class A, NVS
(a)
.......... 527,207 4,296,737
FirstCash Holdings, Inc. .............. 198,289 17,233,297
Green Dot Corp., Class A
(a)
............ 439,592 6,954,345
LendingClub Corp.
(a)(b)
................ 1,040,130 9,153,144
Moneylion, Inc., Class A
(a)(b)
............ 1,523,626 944,648
Navient Corp. ..................... 1,120,090 18,425,480
Nelnet, Inc., Class A
(b)
................ 153,786 13,956,079

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Oportun Financial Corp.
(a)
............. 293,333 $ 1,616,265
OppFi, Inc., Class A
(a)(b)
............... 134,096 274,897
PRA Group, Inc.
(a)(b)
................. 402,974 13,612,462
PROG Holdings, Inc.
(a)
............... 441,459 7,456,243
Regional Management Corp. ........... 80,708 2,266,281
Sunlight Financial Holdings, Inc.
(a)(b)
...... 247,359 319,093
World Acceptance Corp.
(a)(b)
............ 12,355 814,689
138,232,487
Containers & Packaging — 0.4%
Cryptyde, Inc.
(a)
.................... 646,015 123,841
Greif, Inc., Class A, NVS .............. 228,253 15,306,646
Greif, Inc., Class B .................. 46,307 3,622,597
O-I Glass, Inc.
(a)
.................... 312,093 5,171,381
Pactiv Evergreen, Inc. ............... 455,593 5,175,536
Ranpak Holdings Corp., Class A
(a)(b)
...... 458,632 2,646,307
TriMas Corp. ...................... 434,139 12,043,016
44,089,324
Distributors — 0.0%
Weyco Group, Inc.
(b)
................. 59,971 1,268,986
Diversified Consumer Services — 1.0%
2U, Inc.
(a)(b)
....................... 799,275 5,011,454
Adtalem Global Education, Inc.
(a)(b)
....... 469,812 16,678,326
American Public Education, Inc.
(a)
........ 191,824 2,357,517
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 941,514 495,236
Contra A/S, NVS
(a)(c)
................. 52,020 1
European Wax Center, Inc., Class A ...... 15,927 198,291
Frontdoor, Inc.
(a)(b)
.................. 861,309 17,915,227
Graham Holdings Co., Class B .......... 38,879 23,491,081
Laureate Education, Inc. .............. 1,409,338 13,557,832
Perdoceo Education Corp.
(a)(b)
.......... 696,492 9,681,239
Rover Group, Inc., Class A
(a)(b)
.......... 44,670 163,939
Strategic Education, Inc.
(b)
............. 237,441 18,596,379
Vivint Smart Home, Inc., Class A
(a)(b)
...... 743,676 8,849,744
WW International, Inc.
(a)
.............. 578,377 2,232,535
119,228,801
Diversified Financial Services — 0.6%
Alerus Financial Corp. ............... 158,723 3,706,182
A-Mark Precious Metals, Inc. ........... 191,578 6,653,504
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 288,536 4,674,283
Cannae Holdings, Inc.
(a)(b)
............. 745,914 15,403,124
Compass Diversified Holdings .......... 653,428 11,911,993
Jackson Financial, Inc., Class A ......... 785,305 27,320,761
SWK Holdings Corp.
(a)(b)
.............. 36,174 638,109
70,307,956
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a)(b)
.................... 137,908 4,436,500
ATN International, Inc. ............... 115,383 5,228,004
Bandwidth, Inc., Class A
(a)(b)
............ 194,117 4,454,985
Cogent Communications Holdings, Inc. .... 205,328 11,720,122
Consolidated Communications Holdings, Inc.
(a)
(b)
........................... 706,608 2,529,657
EchoStar Corp., Class A
(a)(b)
............ 355,736 5,933,677
Globalstar, Inc.
(a)(b)
.................. 1,174,689 1,562,336
IDT Corp., Class B
(a)
................. 47,959 1,351,005
Liberty Latin America Ltd., Class A
(a)
...... 399,729 3,009,959
Liberty Latin America Ltd., Class C, NVS
(a)
.. 1,554,316 11,812,802
Radius Global Infrastructure, Inc.
(a)(b)
...... 800,988 9,467,678
61,506,725
Security
Shares
Shares Value
Electric Utilities — 1.3%
ALLETE, Inc. ..................... 602,189 $ 38,847,212
MGE Energy, Inc. ................... 220,645 15,533,408
Otter Tail Corp. .................... 238,701 14,014,136
PNM Resources, Inc. ................ 894,536 43,644,412
Portland General Electric Co. ........... 941,295 46,123,455
Via Renewables, Inc., Class A .......... 33,139 169,340
158,331,963
Electrical Equipment — 0.7%
Allied Motion Technologies, Inc.
(b)
........ 10,029 349,109
AZZ, Inc.
(b)
....................... 252,470 10,149,294
Encore Wire Corp.
(b)
................. 185,605 25,531,824
EnerSys ......................... 379,163 27,997,396
ESS Tech, Inc.
(a)(b)
.................. 76,586 186,104
FuelCell Energy, Inc.
(a)(b)
.............. 1,173,595 3,262,594
NuScale Power Corp., Class A
(a)(b)
........ 333,430 3,420,992
Powell Industries, Inc.
(b)
.............. 96,092 3,380,517
Preformed Line Products Co. ........... 26,226 2,184,363
Stem, Inc.
(a)(b)
..................... 84,699 757,209
Thermon Group Holdings, Inc.
(a)
......... 339,045 6,808,024
84,027,426
Electronic Equipment, Instruments & Components — 2.0%
908 Devices, Inc.
(a)(b)
................. 181,699 1,384,546
Aeva Technologies, Inc.
(a)(b)
............ 936,210 1,273,246
Akoustis Technologies, Inc.
(a)(b)
.......... 60,174 169,691
Belden, Inc. ...................... 209,668 15,075,129
Benchmark Electronics, Inc. ........... 361,298 9,643,044
Cepton, Inc.
(a)(b)
.................... 85,439 108,508
ePlus, Inc.
(a)(b)
..................... 65,276 2,890,421
Evolv Technologies Holdings, Inc., Class A
(a)(b)
892,589 2,311,805
FARO Technologies, Inc.
(a)(b)
........... 180,859 5,319,063
Insight Enterprises, Inc.
(a)(b)
............ 53,645 5,378,984
Itron, Inc.
(a)
....................... 435,057 22,035,637
Kimball Electronics, Inc.
(a)(b)
............ 245,230 5,539,746
Knowles Corp.
(a)(b)
.................. 936,974 15,385,113
Methode Electronics, Inc.
(b)
............ 378,956 16,814,278
Mirion Technologies, Inc., Class A
(a)(b)
..... 1,424,611 9,416,679
nLight, Inc.
(a)(b)
..................... 467,612 4,741,586
OSI Systems, Inc.
(a)
................. 149,144 11,859,931
Ouster, Inc., Class A
(a)(b)
.............. 1,528,268 1,318,895
PAR Technology Corp.
(a)(b)
............. 172,642 4,500,777
PC Connection, Inc. ................. 116,055 5,442,979
Plexus Corp.
(a)(b)
.................... 42,045 4,327,692
Sanmina Corp.
(a)
................... 598,192 34,270,420
ScanSource, Inc.
(a)
.................. 261,244 7,633,550
TTM Technologies, Inc.
(a)(b)
............ 1,057,056 15,940,404
Velodyne Lidar, Inc.
(a)(b)
............... 2,173,368 1,605,467
Vishay Intertechnology, Inc. ............ 1,361,978 29,377,865
Vishay Precision Group, Inc.
(a)
.......... 126,513 4,889,727
238,655,183
Energy Equipment & Services — 1.9%
Archrock, Inc. ..................... 1,411,669 12,676,788
Borr Drilling Ltd.
(a)
.................. 1,136,388 5,647,848
Bristow Group, Inc.
(a)
................ 245,193 6,652,086
Diamond Offshore Drilling, Inc.
(a)(b)
....... 1,066,952 11,096,301
DMC Global, Inc.
(a)
.................. 147,163 2,860,849
Dril-Quip, Inc.
(a)(b)
................... 353,146 9,594,977
Expro Group Holdings NV
(a)(b)
........... 814,951 14,775,062
Helix Energy Solutions Group, Inc.
(a)(b)
..... 1,494,017 11,025,845
Helmerich & Payne, Inc.
(b)
............. 1,080,556 53,563,161
Nabors Industries Ltd.
(a)
.............. 11,973 1,854,259
National Energy Services Reunited Corp.
(a)
. 397,942 2,761,717
Newpark Resources, Inc.
(a)
............ 890,085 3,693,853
Noble Corp. plc
(a)
................... 724,152 27,307,772

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Oceaneering International, Inc.
(a)
........ 97,643 $ 1,707,776
Oil States International, Inc.
(a)(b)
......... 665,460 4,964,332
Patterson-UTI Energy, Inc. ............ 726,966 12,242,107
ProFrac Holding Corp., Class A
(a)
........ 131,983 3,325,972
ProPetro Holding Corp.
(a)
.............. 914,305 9,481,343
Select Energy Services, Inc., Class A ..... 747,625 6,908,055
Tidewater, Inc.
(a)
................... 487,811 17,975,835
US Silica Holdings, Inc.
(a)
............. 662,959 8,286,987
228,402,925
Entertainment — 0.3%
(b)
Cinemark Holdings, Inc.
(a)
............. 243,857 2,111,802
IMAX Corp.
(a)
..................... 200,860 2,944,608
Lions Gate Entertainment Corp., Class A
(a)
.. 620,271 3,541,748
Lions Gate Entertainment Corp., Class B,
NVS
(a)
........................ 1,207,987 6,559,369
Madison Square Garden Entertainment Corp.
(a)
273,972 12,320,521
Marcus Corp. (The) ................. 254,986 3,669,248
Playstudios, Inc., Class A
(a)
............ 413,090 1,602,789
Reservoir Media, Inc.
(a)
............... 37,243 222,341
Skillz, Inc., Class A
(a)
................ 3,303,766 1,673,357
34,645,783
Equity Real Estate Investment Trusts (REITs) — 10.1%
Acadia Realty Trust ................. 939,636 13,483,777
Agree Realty Corp.
(b)
................ 914,935 64,896,340
Alexander & Baldwin, Inc. ............. 758,424 14,205,282
American Assets Trust, Inc. ............ 512,634 13,584,801
Apartment Investment and Management Co.,
Class A ....................... 1,555,146 11,072,640
Apple Hospitality REIT, Inc. ............ 2,252,971 35,551,882
Armada Hoffler Properties, Inc. ......... 683,363 7,858,674
Ashford Hospitality Trust, Inc.
(a)
......... 365,537 1,633,950
Bluerock Homes Trust, Inc., Class A, NVS
(a)
. 23,691 504,855
Braemar Hotels & Resorts, Inc. ......... 707,856 2,909,288
Brandywine Realty Trust .............. 1,755,658 10,797,297
Broadstone Net Lease, Inc. ............ 1,813,313 29,393,804
BRT Apartments Corp. ............... 120,433 2,365,304
CareTrust REIT, Inc. ................. 936,902 17,407,639
CBL & Associates Properties, Inc.
(b)
....... 231,098 5,333,742
Centerspace ...................... 158,849 9,319,671
Chatham Lodging Trust ............... 502,126 6,161,086
City Office REIT, Inc. ................ 415,709 3,483,641
Clipper Realty, Inc. .................. 28,196 180,454
Community Healthcare Trust, Inc. ........ 99,564 3,564,391
Corporate Office Properties Trust ........ 1,043,962 27,080,374
CTO Realty Growth, Inc. .............. 185,357 3,388,326
DiamondRock Hospitality Co. ........... 2,189,887 17,935,175
Diversified Healthcare Trust ............ 2,490,522 1,610,870
Easterly Government Properties, Inc.
(b)
.... 947,909 13,526,661
Elme Communities .................. 914,170 16,272,226
Empire State Realty Trust, Inc., Class A
(b)
... 1,390,177 9,369,793
Equity Commonwealth ............... 1,098,633 27,432,866
Essential Properties Realty Trust, Inc. ..... 1,343,450 31,530,771
Farmland Partners, Inc. .............. 510,028 6,354,949
Four Corners Property Trust, Inc. ........ 796,048 20,641,525
Franklin Street Properties Corp.
(b)
........ 1,068,727 2,917,625
Getty Realty Corp. .................. 423,873 14,348,101
Gladstone Commercial Corp. ........... 29,620 547,970
Gladstone Land Corp.
(b)
.............. 153,239 2,811,936
Global Medical REIT, Inc. ............. 641,120 6,077,818
Global Net Lease, Inc. ............... 1,085,254 13,641,643
Hersha Hospitality Trust, Class A ........ 304,508 2,594,408
Independence Realty Trust, Inc. ......... 2,350,285 39,625,805
Indus Realty Trust, Inc. ............... 54,253 3,444,523
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Industrial Logistics Properties Trust ....... 662,633 $ 2,166,810
InvenTrust Properties Corp. ............ 707,584 16,748,513
iStar, Inc. ........................ 725,514 5,535,672
Kite Realty Group Trust ............... 2,279,064 47,974,297
LTC Properties, Inc. ................. 417,766 14,843,226
LXP Industrial Trust ................. 2,852,489 28,581,940
Macerich Co. (The)
(b)
................ 2,257,199 25,416,061
National Health Investors, Inc. .......... 441,186 23,038,733
Necessity Retail REIT, Inc. (The), Class A .. 1,400,023 8,302,136
NETSTREIT Corp.
(b)
................. 573,651 10,515,023
NexPoint Residential Trust, Inc. ......... 12,518 544,783
Office Properties Income Trust .......... 502,744 6,711,632
One Liberty Properties, Inc. ............ 166,170 3,692,297
Orion Office REIT, Inc. ............... 598,429 5,110,584
Paramount Group, Inc. ............... 1,974,095 11,726,124
Pebblebrook Hotel Trust
(b)
............. 1,365,168 18,279,599
Physicians Realty Trust ............... 2,389,581 34,577,237
Piedmont Office Realty Trust, Inc., Class A .. 1,286,014 11,792,748
Plymouth Industrial REIT, Inc.
(b)
......... 395,388 7,583,542
Postal Realty Trust, Inc., Class A
(b)
....... 74,843 1,087,469
PotlatchDeltic Corp.
(b)
................ 761,302 33,489,675
Retail Opportunity Investments Corp. ..... 1,269,677 19,083,245
RLJ Lodging Trust .................. 1,675,362 17,742,084
RPT Realty ....................... 876,993 8,805,010
Ryman Hospitality Properties, Inc. ....... 564,628 46,175,278
Sabra Health Care REIT, Inc. ........... 2,430,592 30,212,259
Safehold, Inc. ..................... 111,622 3,194,622
Saul Centers, Inc. .................. 12,947 526,684
Service Properties Trust .............. 1,712,960 12,487,478
SITE Centers Corp.
(b)
................ 2,057,095 28,099,918
STAG Industrial, Inc. ................ 1,892,558 61,148,549
Summit Hotel Properties, Inc.
(b)
......... 1,081,810 7,810,668
Sunstone Hotel Investors, Inc.
(b)
......... 2,222,099 21,465,476
Terreno Realty Corp. ................ 779,281 44,317,710
UMH Properties, Inc. ................ 93,663 1,507,974
Uniti Group, Inc. ................... 2,495,391 13,799,512
Urban Edge Properties ............... 1,202,024 16,936,518
Urstadt Biddle Properties, Inc., Class A .... 302,737 5,736,866
Veris Residential, Inc.
(a)
............... 899,545 14,329,752
Whitestone REIT
(b)
.................. 481,254 4,639,289
Xenia Hotels & Resorts, Inc. ........... 1,197,126 15,778,121
1,206,376,997
Food & Staples Retailing — 0.7%
Andersons, Inc. (The) ................ 335,581 11,741,979
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 105,072 3,496,796
HF Foods Group, Inc.
(a)(b)
.............. 371,528 1,508,404
Ingles Markets, Inc., Class A
(b)
.......... 149,373 14,408,520
Natural Grocers by Vitamin Cottage, Inc. ... 16,139 147,510
PriceSmart, Inc. .................... 95,500 5,804,490
Rite Aid Corp.
(a)(b)
................... 306,785 1,024,662
SpartanNash Co. ................... 367,194 11,103,947
United Natural Foods, Inc.
(a)(b)
.......... 566,351 21,923,447
Village Super Market, Inc., Class A ....... 88,853 2,069,386
Weis Markets, Inc. .................. 172,269 14,176,016
87,405,157
Food Products — 1.0%
Alico, Inc. ........................ 63,693 1,520,352
AppHarvest, Inc.
(a)(b)
................. 788,952 447,651
B&G Foods, Inc.
(b)
.................. 745,981 8,317,688
Benson Hill, Inc.
(a)(b)
................. 906,557 2,311,720
Cal-Maine Foods, Inc. ................ 32,043 1,744,741
Fresh Del Monte Produce, Inc. .......... 319,164 8,358,905
Hain Celestial Group, Inc. (The)
(a)(b)
....... 937,659 15,171,323

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hostess Brands, Inc., Class A
(a)(b)
........ 1,399,974 $ 31,415,417
John B Sanfilippo & Son, Inc. ........... 37,032 3,011,442
Lancaster Colony Corp. .............. 31,903 6,294,462
Lifecore Biomedical, Inc.
(a)(b)
............ 266,696 1,728,190
Mission Produce, Inc.
(a)(b)
.............. 360,075 4,184,072
Seneca Foods Corp., Class A
(a)
......... 53,609 3,267,469
Sovos Brands, Inc.
(a)(b)
............... 116,805 1,678,488
SunOpta, Inc.
(a)(b)
................... 67,703 571,413
Tootsie Roll Industries, Inc. ............ 22,737 967,914
TreeHouse Foods, Inc.
(a)(b)
............. 532,257 26,282,851
Utz Brands, Inc., Class A
(b)
............ 88,986 1,411,318
Whole Earth Brands, Inc., Class A
(a)
...... 423,864 1,725,126
120,410,542
Gas Utilities — 2.0%
Chesapeake Utilities Corp. ............ 75,646 8,939,844
New Jersey Resources Corp.
(b)
......... 931,893 46,240,531
Northwest Natural Holding Co. .......... 364,751 17,358,500
ONE Gas, Inc. ..................... 564,988 42,780,892
South Jersey Industries, Inc. ........... 1,287,713 45,752,443
Southwest Gas Holdings, Inc. .......... 639,522 39,573,621
Spire, Inc. ........................ 538,200 37,060,452
237,706,283
Health Care Equipment & Supplies — 1.0%
Alphatec Holdings, Inc.
(a)(b)
............. 76,356 942,997
AngioDynamics, Inc.
(a)
............... 392,617 5,406,336
Artivion, Inc.
(a)
..................... 62,511 757,633
AtriCure, Inc.
(a)(b)
................... 168,296 7,468,977
Avanos Medical, Inc.
(a)
............... 482,723 13,062,484
Bioventus, Inc., Class A
(a)(b)
............ 324,596 847,196
Butterfly Network, Inc., Class A
(a)(b)
....... 1,406,923 3,461,031
Cardiovascular Systems, Inc.
(a)
.......... 189,390 2,579,492
Cue Health, Inc.
(a)(b)
................. 1,152,252 2,385,162
Embecta Corp.
(b)
................... 81,007 2,048,667
Figs, Inc., Class A
(a)(b)
................ 195,319 1,314,497
Inari Medical, Inc.
(a)(b)
................ 46,251 2,939,714
Inogen, Inc.
(a)(b)
.................... 227,318 4,480,438
Integer Holdings Corp.
(a)(b)
............. 344,669 23,596,040
LivaNova plc
(a)(b)
.................... 133,699 7,425,642
Merit Medical Systems, Inc.
(a)
........... 82,063 5,795,289
Nano-X Imaging Ltd.
(a)(b)
.............. 433,859 3,201,879
Neogen Corp.
(a)
.................... 186,653 2,842,725
OraSure Technologies, Inc.
(a)(b)
.......... 750,505 3,617,434
Orthofix Medical, Inc.
(a)
............... 199,755 4,100,970
RxSight, Inc.
(a)
..................... 13,818 175,074
SeaSpine Holdings Corp.
(a)(b)
........... 381,499 3,185,517
Sight Sciences, Inc.
(a)(b)
............... 203,434 2,483,929
Tactile Systems Technology, Inc.
(a)
....... 130,756 1,501,079
Utah Medical Products, Inc. ............ 2,643 265,701
Varex Imaging Corp.
(a)(b)
.............. 400,868 8,137,620
ViewRay, Inc.
(a)
.................... 166,757 747,071
Zimvie, Inc.
(a)
...................... 216,519 2,022,287
116,792,881
Health Care Providers & Services — 1.4%
1Life Healthcare, Inc.
(a)(b)
.............. 1,884,727 31,493,788
23andMe Holding Co., Class A
(a)(b)
....... 1,543,868 3,334,755
Accolade, Inc.
(a)(b)
................... 688,272 5,361,639
AdaptHealth Corp.
(a)(b)
................ 756,729 14,544,331
Addus HomeCare Corp.
(a)(b)
............ 96,768 9,627,448
ATI Physical Therapy, Inc., Class A
(a)(b)
..... 767,564 234,107
Aveanna Healthcare Holdings, Inc.
(a)(b)
..... 460,918 359,516
Brookdale Senior Living, Inc.
(a)(b)
......... 1,954,473 5,335,711
CareMax, Inc., Class A
(a)(b)
............. 625,797 2,284,159
Castle Biosciences, Inc.
(a)
............. 256,311 6,033,561
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Community Health Systems, Inc.
(a)(b)
...... 1,313,513 $ 5,674,376
Cross Country Healthcare, Inc.
(a)
........ 325,198 8,640,511
Fulgent Genetics, Inc.
(a)(b)
............. 220,048 6,553,030
Hims & Hers Health, Inc., Class A
(a)(b)
..... 190,130 1,218,733
Innovage Holding Corp.
(a)(b)
............ 172,164 1,236,138
Invitae Corp.
(a)(b)
.................... 2,570,357 4,780,864
LifeStance Health Group, Inc.
(a)(b)
........ 711,649 3,515,546
ModivCare, Inc.
(a)
................... 90,707 8,139,139
National HealthCare Corp. ............. 129,106 7,681,807
OPKO Health, Inc.
(a)(b)
................ 4,213,790 5,267,238
Owens & Minor, Inc.
(a)
................ 682,214 13,323,639
P3 Health Partners, Inc., Class A
(a)(b)
...... 112,086 206,238
Patterson Cos., Inc. ................. 200,823 5,629,069
Pediatrix Medical Group, Inc.
(a)(b)
......... 856,941 12,734,143
PetIQ, Inc., Class A
(a)(b)
............... 58,441 538,826
Select Medical Holdings Corp.
(b)
......... 166,943 4,145,195
Sema4 Holdings Corp., Class A
(a)(b)
....... 1,645,272 434,023
Surgery Partners, Inc.
(a)
.............. 60,896 1,696,563
170,024,093
Health Care Technology — 0.6%
(a)
Allscripts Healthcare Solutions, Inc. ...... 1,123,383 19,816,476
American Well Corp., Class A
(b)
......... 2,418,772 6,845,125
Computer Programs & Systems, Inc.
(b)
..... 145,211 3,952,643
Health Catalyst, Inc.
(b)
................ 574,025 6,101,886
HealthStream, Inc. .................. 239,601 5,951,689
Multiplan Corp., Class A
(b)
............. 3,956,983 4,550,531
NextGen Healthcare, Inc.
(b)
............ 314,520 5,906,686
Pear Therapeutics, Inc., Class A
(b)
........ 363,969 429,483
Phreesia, Inc.
(b)
.................... 274,369 8,878,581
Sharecare, Inc., Class A
(b)
............. 3,149,389 5,039,022
67,472,122
Hotels, Restaurants & Leisure — 1.6%
Bally's Corp.
(a)(b)
.................... 376,216 7,291,066
Biglari Holdings, Inc., Class B, NVS
(a)
..... 7,786 1,080,697
BJ's Restaurants, Inc.
(a)(b)
............. 238,485 6,291,234
Bloomin' Brands, Inc. ................ 254,107 5,112,633
Bluegreen Vacations Holding Corp. ....... 65,104 1,624,996
Bowlero Corp.
(a)(b)
................... 312,462 4,211,988
Brinker International, Inc.
(a)(b)
........... 46,334 1,478,518
Century Casinos, Inc.
(a)(b)
.............. 48,360 339,971
Chuy's Holdings, Inc.
(a)
............... 190,741 5,397,970
Denny's Corp.
(a)(b)
................... 162,891 1,500,226
Dine Brands Global, Inc. .............. 20,039 1,294,519
El Pollo Loco Holdings, Inc. ............ 200,203 1,994,022
Everi Holdings, Inc.
(a)
................ 414,066 5,941,847
First Watch Restaurant Group, Inc.
(a)(b)
..... 98,968 1,339,037
Full House Resorts, Inc.
(a)(b)
............ 250,359 1,882,700
Inspirato, Inc., Class A
(a)(b)
............. 202,050 240,440
Inspired Entertainment, Inc.
(a)(b)
.......... 67,879 860,027
International Game Technology plc ....... 798,930 18,119,732
Jack in the Box, Inc.
(b)
................ 190,479 12,996,382
Krispy Kreme, Inc.
(b)
................. 550,776 5,684,008
Life Time Group Holdings, Inc.
(a)(b)
........ 440,689 5,270,640
Light & Wonder, Inc., Class A
(a)(b)
........ 988,422 57,921,529
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 320,981 2,471,554
Papa John's International, Inc.
(b)
......... 95,936 7,896,492
RCI Hospitality Holdings, Inc.
(b)
.......... 6,474 603,312
Red Rock Resorts, Inc., Class A
(b)
........ 290,902 11,638,989
SeaWorld Entertainment, Inc.
(a)(b)
........ 209,040 11,185,730
Vacasa, Inc., Class A
(a)(b)
.............. 1,193,014 1,503,198
Xponential Fitness, Inc., Class A
(a)(b)
...... 132,134 3,029,833
186,203,290

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables — 1.7%
Aterian, Inc.
(a)(b)
.................... 634,405 $ 488,682
Beazer Homes USA, Inc.
(a)
............ 300,881 3,839,242
Century Communities, Inc.
(b)
........... 273,499 13,677,685
Ethan Allen Interiors, Inc. ............. 234,729 6,201,540
GoPro, Inc., Class A
(a)
................ 1,355,663 6,751,202
Green Brick Partners, Inc.
(a)
............ 200,511 4,858,381
iRobot Corp.
(a)(b)
.................... 33,925 1,632,810
KB Home ........................ 671,734 21,394,728
Landsea Homes Corp.
(a)
.............. 87,701 456,922
La-Z-Boy, Inc. ..................... 448,777 10,241,091
Legacy Housing Corp.
(a)(b)
............. 89,056 1,688,502
LGI Homes, Inc.
(a)(b)
................. 200,229 18,541,205
Lifetime Brands, Inc.
(b)
............... 130,272 988,764
M/I Homes, Inc.
(a)
................... 238,230 11,001,461
MDC Holdings, Inc. ................. 452,926 14,312,462
Meritage Homes Corp.
(a)
.............. 353,869 32,626,722
Purple Innovation, Inc.
(a)(b)
............. 551,116 2,639,846
Snap One Holdings Corp.
(a)(b)
........... 183,978 1,363,277
Taylor Morrison Home Corp.
(a)(b)
......... 962,440 29,210,054
Traeger, Inc.
(a)(b)
.................... 342,376 965,500
TRI Pointe Homes, Inc.
(a)(b)
............ 967,995 17,995,027
Tupperware Brands Corp.
(a)(b)
........... 464,257 1,922,024
Universal Electronics, Inc.
(a)
............ 125,034 2,601,958
Vuzix Corp.
(a)(b)
.................... 89,964 327,469
Weber, Inc., Class A
(b)
................ 281,494 2,266,027
207,992,581
Household Products — 0.1%
(a)(b)
Central Garden & Pet Co. ............. 63,377 2,373,468
Central Garden & Pet Co., Class A, NVS ... 274,316 9,820,513
12,193,981
Independent Power and Renewable Electricity Producers
— 0.3%
(b)
Altus Power, Inc., Class A
(a)
............ 309,988 2,021,122
Ormat Technologies, Inc. .............. 228,590 19,768,463
Sunnova Energy International, Inc.
(a)
...... 1,037,903 18,692,633
40,482,218
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A
(b)
...... 31,875 598,931
Insurance — 2.8%
Ambac Financial Group, Inc.
(a)
.......... 464,059 8,093,189
American Equity Investment Life Holding Co.
(b)
746,427 34,052,000
AMERISAFE, Inc. .................. 205,045 10,656,189
Argo Group International Holdings Ltd. .... 336,171 8,690,020
Bright Health Group, Inc.
(a)(b)
........... 2,136,510 1,388,518
CNO Financial Group, Inc. ............. 1,215,730 27,779,430
Crawford & Co., Class A, NVS .......... 181,051 1,006,644
Donegal Group, Inc., Class A ........... 177,300 2,517,660
eHealth, Inc.
(a)(b)
.................... 195,524 946,336
Employers Holdings, Inc. .............. 273,285 11,786,782
Enstar Group Ltd.
(a)(b)
................ 118,951 27,482,439
Genworth Financial, Inc., Class A
(a)
....... 4,867,798 25,750,651
Goosehead Insurance, Inc., Class A
(a)
..... 27,256 935,971
Greenlight Capital Re Ltd., Class A
(a)(b)
..... 279,924 2,281,381
Hippo Holdings, Inc.
(a)(b)
............... 181,576 2,469,434
Horace Mann Educators Corp. .......... 404,953 15,133,094
Investors Title Co. .................. 12,130 1,789,781
James River Group Holdings Ltd. ........ 355,738 7,438,482
Lemonade, Inc.
(a)(b)
.................. 499,515 6,833,365
MBIA, Inc.
(a)
...................... 504,590 6,483,981
Mercury General Corp. ............... 286,759 9,807,158
National Western Life Group, Inc., Class A
(b)
. 23,930 6,724,330
NI Holdings, Inc.
(a)
.................. 90,118 1,195,866
Security
Shares
Shares Value
Insurance (continued)
Oscar Health, Inc., Class A
(a)(b)
.......... 1,273,767 $ 3,133,467
ProAssurance Corp. ................. 537,580 9,391,523
Root, Inc., Class A
(a)(b)
................ 94,713 425,261
Safety Insurance Group, Inc. ........... 140,680 11,853,697
Selective Insurance Group, Inc.
(b)
........ 629,561 55,785,400
Selectquote, Inc.
(a)(b)
................. 1,569,418 1,054,492
SiriusPoint Ltd.
(a)
................... 893,397 5,271,042
Stewart Information Services Corp. ....... 257,830 11,017,076
Tiptree, Inc. ...................... 263,885 3,652,168
Trean Insurance Group, Inc.
(a)
.......... 248,419 1,490,514
United Fire Group, Inc. ............... 219,592 6,008,037
Universal Insurance Holdings, Inc. ....... 226,906 2,402,935
332,728,313
Interactive Media & Services — 0.6%
(a)
Arena Group Holdings, Inc. (The)
(b)
....... 31,388 333,027
Bumble, Inc., Class A
(b)
............... 902,977 19,007,666
Cars.com, Inc.
(b)
.................... 600,852 8,273,732
DHI Group, Inc. .................... 67,471 356,922
Eventbrite, Inc., Class A
(b)
............. 96,300 564,318
fuboTV, Inc.
(b)
..................... 1,980,675 3,446,374
Outbrain, Inc.
(b)
.................... 404,814 1,465,427
QuinStreet, Inc.
(b)
................... 499,881 7,173,292
TrueCar, Inc.
(b)
..................... 907,350 2,277,448
Vinco Ventures, Inc.
(b)
................ 978,573 454,058
Ziff Davis, Inc.
(b)
.................... 388,176 30,704,722
74,056,986
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 277,068 2,648,770
1stdibs.com, Inc.
(a)(b)
................. 244,664 1,242,893
aka Brands Holding Corp.
(a)(b)
........... 133,882 170,030
BARK, Inc.
(a)(b)
..................... 1,288,767 1,920,263
Boxed, Inc.
(a)(b)
..................... 573,446 111,765
ContextLogic, Inc., Class A
(a)(b)
.......... 6,257,810 3,051,934
Duluth Holdings, Inc., Class B
(a)(b)
........ 70,276 434,306
Groupon, Inc.
(a)(b)
................... 207,142 1,777,278
Lands' End, Inc.
(a)
.................. 158,114 1,200,085
Liquidity Services, Inc.
(a)
.............. 129,961 1,827,252
Overstock.com, Inc.
(a)(b)
............... 449,545 8,703,191
PetMed Express, Inc. ................ 39,139 692,760
Porch Group, Inc.
(a)(b)
................ 872,510 1,640,319
Poshmark, Inc., Class A
(a)(b)
............ 490,829 8,776,023
Quotient Technology, Inc.
(a)
............ 108,418 371,874
Qurate Retail, Inc.
(a)
................. 3,642,818 5,937,793
RealReal, Inc. (The)
(a)(b)
............... 756,098 945,123
RumbleON, Inc., Class B
(a)(b)
........... 113,315 733,148
Stitch Fix, Inc., Class A
(a)(b)
............. 541,359 1,683,626
ThredUp, Inc., Class A
(a)(b)
............. 514,191 673,590
Vivid Seats, Inc., Class A
(a)(b)
........... 194,123 1,417,098
45,959,121
IT Services — 0.8%
AvidXchange Holdings, Inc.
(a)(b)
.......... 165,170 1,641,790
Brightcove, Inc.
(a)
................... 137,585 719,570
Cantaloupe, Inc.
(a)
.................. 253,995 1,104,878
Cass Information Systems, Inc.
(b)
........ 120,666 5,528,916
Conduent, Inc.
(a)
................... 1,812,689 7,341,390
Edgio, Inc.
(a)(b)
..................... 122,250 138,143
Fastly, Inc., Class A
(a)(b)
............... 1,193,539 9,775,084
Hackett Group, Inc. (The) ............. 27,714 564,534
Information Services Group, Inc. ......... 195,361 898,661
Maximus, Inc. ..................... 37,314 2,736,236
MoneyGram International, Inc.
(a)(b)
........ 982,498 10,699,403
Paysafe Ltd.
(a)(b)
.................... 299,030 4,153,527
PFSweb, Inc. ..................... 180,629 1,110,868

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Rackspace Technology, Inc.
(a)(b)
......... 608,278 $ 1,794,420
Repay Holdings Corp., Class A
(a)(b)
....... 920,454 7,409,655
Sabre Corp.
(a)(b)
.................... 2,730,088 16,871,944
Squarespace, Inc., Class A
(a)
........... 239,585 5,311,599
StoneCo Ltd., Class A
(a)
.............. 1,392,627 13,146,399
Unisys Corp.
(a)
..................... 191,686 979,515
91,926,532
Leisure Products — 0.5%
Acushnet Holdings Corp.
(b)
............ 250,109 10,619,628
AMMO, Inc.
(a)(b)
.................... 898,746 1,554,831
Clarus Corp. ...................... 45,055 353,231
Johnson Outdoors, Inc., Class A ......... 56,026 3,704,439
Smith & Wesson Brands, Inc. ........... 450,997 3,914,654
Solo Brands, Inc., Class A
(a)(b)
........... 240,542 894,816
Sturm Ruger & Co., Inc. .............. 16,625 841,558
Topgolf Callaway Brands Corp.
(a)(b)
....... 1,463,288 28,899,938
Vista Outdoor, Inc.
(a)(b)
................ 585,750 14,274,727
65,057,822
Life Sciences Tools & Services — 0.8%
(a)
AbCellera Biologics, Inc.
(b)
............. 1,240,706 12,568,352
Adaptive Biotechnologies Corp.
(b)
........ 1,118,326 8,544,011
Alpha Teknova, Inc.
(b)
................ 70,056 395,116
Berkeley Lights, Inc.
(b)
................ 578,434 1,550,203
BioLife Solutions, Inc.
(b)
............... 325,122 5,917,221
Bionano Genomics, Inc.
(b)
............. 3,137,887 4,581,315
CryoPort, Inc.
(b)
.................... 83,378 1,446,608
Inotiv, Inc.
(b)
....................... 183,301 905,507
MaxCyte, Inc.
(b)
.................... 906,056 4,947,066
NanoString Technologies, Inc. .......... 52,088 415,141
Nautilus Biotechnology, Inc.
(b)
........... 495,317 891,571
NeoGenomics, Inc. ................. 1,317,372 12,172,517
OmniAb, Inc.
(b)
..................... 716,302 2,578,687
Pacific Biosciences of California, Inc.
(b)
.... 2,362,549 19,325,651
Quanterix Corp.
(b)
................... 310,527 4,300,799
Quantum-Si, Inc., Class A
(b)
............ 944,364 1,728,186
Science 37 Holdings, Inc. ............. 65,012 26,993
Seer, Inc., Class A
(b)
................. 549,185 3,185,273
Singular Genomics Systems, Inc.
(b)
....... 576,616 1,158,998
SomaLogic, Inc., Class A
(b)
............ 1,356,783 3,405,525
90,044,740
Machinery — 3.6%
3D Systems Corp.
(a)(b)
................ 1,324,308 9,799,879
Alamo Group, Inc.
(b)
................. 15,367 2,175,967
Albany International Corp., Class A
(b)
...... 262,490 25,878,889
Altra Industrial Motion Corp. ........... 679,705 40,612,374
Astec Industries, Inc. ................ 240,639 9,784,382
Barnes Group, Inc.
(b)
................. 513,273 20,967,202
CIRCOR International, Inc.
(a)(b)
.......... 136,161 3,262,418
Columbus McKinnon Corp.
(b)
........... 293,787 9,539,264
Desktop Metal, Inc., Class A
(a)(b)
......... 2,838,297 3,860,084
EnPro Industries, Inc. ................ 217,476 23,637,466
ESCO Technologies, Inc. ............. 244,672 21,418,587
Fathom Digital Manufacturing C
(a)(b)
....... 110,511 145,874
Gorman-Rupp Co. (The) .............. 189,140 4,845,767
Greenbrier Cos., Inc. (The) ............ 332,676 11,154,626
Hillenbrand, Inc. ................... 362,749 15,478,500
Hillman Solutions Corp.
(a)(b)
............ 1,411,180 10,174,608
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 452,593 701,519
Hyliion Holdings Corp., Class A
(a)(b)
....... 1,429,715 3,345,533
Hyster-Yale Materials Handling, Inc. ...... 115,891 2,933,201
Kennametal, Inc.
(b)
.................. 852,463 20,510,260
Luxfer Holdings plc ................. 163,501 2,243,234
Manitowoc Co., Inc. (The)
(a)
............ 362,551 3,320,967
Security
Shares
Shares Value
Machinery (continued)
Markforged Holding Corp.
(a)(b)
........... 1,008,902 $ 1,170,326
Microvast Holdings, Inc.
(a)(b)
............ 701,753 1,073,682
Miller Industries, Inc.
(b)
............... 103,813 2,767,655
Mueller Industries, Inc.
(b)
.............. 374,580 22,100,220
Nikola Corp.
(a)(b)
.................... 228,293 493,113
Proterra, Inc.
(a)(b)
................... 1,256,391 4,736,594
Proto Labs, Inc.
(a)(b)
.................. 238,337 6,084,744
RBC Bearings, Inc.
(a)(b)
............... 255,206 53,427,376
REV Group, Inc. ................... 343,917 4,340,232
SPX Technologies, Inc.
(a)(b)
............. 457,923 30,062,645
Standex International Corp. ............ 124,063 12,705,292
Tennant Co. ...................... 106,698 6,569,396
Terex Corp.
(b)
..................... 355,592 15,190,890
Trinity Industries, Inc. ................ 730,262 21,593,847
Wabash National Corp.
(b)
.............. 63,088 1,425,789
429,532,402
Marine — 0.5%
Costamare, Inc. .................... 551,584 5,118,699
Eagle Bulk Shipping, Inc. ............. 140,915 7,037,295
Eneti, Inc. ........................ 230,696 2,318,495
Genco Shipping & Trading Ltd. .......... 387,078 5,945,518
Golden Ocean Group Ltd. ............. 1,287,227 11,186,003
Matson, Inc. ...................... 391,826 24,493,043
Safe Bulkers, Inc. .................. 741,091 2,156,575
58,255,628
Media — 1.2%
Advantage Solutions, Inc., Class A
(a)(b)
..... 875,104 1,820,216
AMC Networks, Inc., Class A
(a)
.......... 322,351 5,051,240
Audacy, Inc., Class A
(a)(b)
.............. 1,262,514 284,192
Boston Omaha Corp., Class A
(a)(b)
........ 219,848 5,825,972
Cardlytics, Inc.
(a)(b)
.................. 335,630 1,939,941
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 3,841,561 4,033,639
Cumulus Media, Inc., Class A
(a)(b)
........ 189,654 1,177,751
Daily Journal Corp.
(a)
................ 12,437 3,115,593
Entravision Communications Corp., Class A . 188,218 903,446
EW Scripps Co. (The), Class A, NVS
(a)(b)
... 612,425 8,077,886
Gannett Co., Inc.
(a)
.................. 1,501,277 3,047,592
Gray Television, Inc. ................. 491,091 5,495,308
iHeartMedia, Inc., Class A
(a)(b)
........... 1,263,484 7,745,157
Innovid Corp.
(a)(b)
................... 102,273 174,887
Integral Ad Science Holding Corp.
(a)
...... 278,900 2,451,531
John Wiley & Sons, Inc., Class A ........ 32,548 1,303,873
Loyalty Ventures, Inc.
(a)(b)
.............. 172,667 416,128
Magnite, Inc.
(a)(b)
.................... 1,383,270 14,648,829
PubMatic, Inc., Class A
(a)(b)
............. 41,629 533,268
Scholastic Corp., NVS ............... 314,086 12,393,834
Stagwell, Inc., Class A
(a)(b)
............. 728,185 4,522,029
TEGNA, Inc.
(b)
..................... 2,338,253 49,547,581
Thryv Holdings, Inc.
(a)(b)
............... 208,222 3,956,218
Urban One, Inc., Class A
(a)(b)
........... 113,834 517,945
Urban One, Inc., Class D, NVS
(a)(b)
....... 94,273 354,466
WideOpenWest, Inc.
(a)(b)
.............. 241,717 2,202,042
141,540,564
Metals & Mining — 1.8%
Arconic Corp.
(a)
.................... 1,061,253 22,456,114
Carpenter Technology Corp.
(b)
.......... 499,936 18,467,636
Coeur Mining, Inc.
(a)(b)
................ 2,898,148 9,737,777
Commercial Metals Co. ............... 1,018,690 49,202,727
Constellium SE, Class A
(a)(b)
............ 616,398 7,291,988
Haynes International, Inc. ............. 125,440 5,731,354
Hecla Mining Co.
(b)
.................. 5,783,336 32,155,348
Hycroft Mining Holding Corp., Class A
(a)(b)
... 250,837 133,471
Ivanhoe Electric, Inc.
(a)(b)
.............. 78,659 955,707

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Materion Corp.
(b)
................... 13,520 $ 1,183,135
Novagold Resources, Inc.
(a)(b)
........... 128,969 771,235
Olympic Steel, Inc. .................. 98,197 3,297,455
Piedmont Lithium, Inc.
(a)(b)
............. 130,966 5,765,123
PolyMet Mining Corp.
(a)(b)
.............. 297,563 788,542
Ryerson Holding Corp. ............... 190,401 5,761,534
Schnitzer Steel Industries, Inc., Class A .... 241,924 7,414,971
SunCoke Energy, Inc. ................ 874,762 7,549,196
TimkenSteel Corp.
(a)(b)
................ 464,848 8,446,288
Warrior Met Coal, Inc. ................ 481,488 16,678,744
Worthington Industries, Inc. ............ 328,890 16,349,122
220,137,467
Mortgage Real Estate Investment Trusts (REITs) — 2.3%
AFC Gamma, Inc. .................. 165,645 2,605,596
Angel Oak Mortgage, Inc. ............. 121,308 573,787
Apollo Commercial Real Estate Finance, Inc. 1,466,551 15,780,089
Arbor Realty Trust, Inc. ............... 1,730,472 22,824,926
Ares Commercial Real Estate Corp. ...... 537,743 5,533,375
ARMOUR Residential REIT, Inc. ......... 1,354,110 7,623,639
Blackstone Mortgage Trust, Inc., Class A ... 1,782,245 37,730,127
BrightSpire Capital, Inc., Class A ........ 969,699 6,041,225
Broadmark Realty Capital, Inc. .......... 1,359,470 4,839,713
Chicago Atlantic Real Estate Finance, Inc. .. 52,924 797,565
Chimera Investment Corp. ............. 2,444,793 13,446,362
Claros Mortgage Trust, Inc. ............ 965,454 14,201,828
Dynex Capital, Inc. .................. 477,101 6,068,725
Ellington Financial, Inc. ............... 591,469 7,316,472
Franklin BSP Realty Trust, Inc. .......... 863,140 11,134,506
Granite Point Mortgage Trust, Inc. ....... 544,490 2,918,466
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 851,394 24,673,398
Invesco Mortgage Capital, Inc. .......... 371,970 4,735,178
KKR Real Estate Finance Trust, Inc. ...... 591,624 8,259,071
Ladder Capital Corp., Class A .......... 1,183,926 11,886,617
MFA Financial, Inc. .................. 1,078,274 10,620,999
New York Mortgage Trust, Inc. .......... 3,886,699 9,949,949
Nexpoint Real Estate Finance, Inc. ....... 79,814 1,268,244
Orchid Island Capital, Inc.
(b)
............ 358,502 3,764,271
PennyMac Mortgage Investment Trust ..... 754,618 9,349,717
Ready Capital Corp. ................. 741,801 8,263,663
Redwood Trust, Inc. ................. 1,191,825 8,056,737
TPG RE Finance Trust, Inc. ............ 717,767 4,873,638
Two Harbors Investment Corp. .......... 903,895 14,254,424
279,392,307
Multiline Retail — 0.0%
Big Lots, Inc. ...................... 298,124 4,382,423
Franchise Group, Inc. ................ 23,065 549,408
4,931,831
Multi-Utilities — 1.1%
Avista Corp. ...................... 734,866 32,583,958
Black Hills Corp. ................... 688,367 48,419,735
NorthWestern Corp. ................. 610,669 36,237,099
Unitil Corp. ....................... 164,137 8,430,076
125,670,868
Oil, Gas & Consumable Fuels — 4.3%
Aemetis, Inc.
(a)(b)
................... 365,206 1,446,216
Alto Ingredients, Inc.
(a)(b)
.............. 837,078 2,410,785
Amplify Energy Corp.
(a)(b)
.............. 82,443 724,674
Ardmore Shipping Corp.
(a)
............. 431,320 6,215,321
Berry Corp. ....................... 685,992 5,487,936
California Resources Corp.
(b)
........... 777,748 33,839,815
Callon Petroleum Co.
(a)
............... 88,498 3,282,391
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Centrus Energy Corp., Class A
(a)(b)
....... 107,341 $ 3,486,436
Chord Energy Corp. ................. 178,133 24,370,376
Civitas Resources, Inc. ............... 772,468 44,749,071
Clean Energy Fuels Corp.
(a)(b)
........... 1,791,884 9,317,797
CNX Resources Corp.
(a)(b)
............. 1,770,555 29,816,146
CONSOL Energy, Inc. ................ 20,457 1,329,705
DHT Holdings, Inc. .................. 1,432,793 12,723,202
Dorian LPG Ltd. .................... 319,763 6,059,509
Energy Fuels, Inc.
(a)(b)
................ 295,576 1,835,527
Equitrans Midstream Corp. ............ 3,280,909 21,982,090
Excelerate Energy, Inc., Class A
(b)
........ 195,762 4,903,838
FLEX LNG Ltd.
(b)
................... 300,587 9,826,189
Frontline Ltd.
(b)
.................... 1,303,535 15,824,915
Gevo, Inc.
(a)(b)
..................... 2,187,776 4,156,774
Golar LNG Ltd.
(a)
................... 964,448 21,979,770
Green Plains, Inc.
(a)(b)
................ 419,553 12,796,366
International Seaways, Inc. ............ 512,035 18,955,536
Kinetik Holdings, Inc., Class A .......... 161,548 5,344,008
Murphy Oil Corp. ................... 872,485 37,525,580
NACCO Industries, Inc., Class A ......... 42,053 1,598,014
NextDecade Corp.
(a)(b)
................ 61,522 303,919
Nordic American Tankers Ltd. .......... 2,144,124 6,561,019
Northern Oil and Gas, Inc. ............. 105,695 3,257,520
PBF Energy, Inc., Class A ............. 795,340 32,433,965
Peabody Energy Corp.
(a)(b)
............. 1,236,072 32,657,022
Permian Resources Corp., Class A ....... 1,897,313 17,834,742
Petrocorp, Inc., NVS
(a)(c)
.............. 19,086 —
REX American Resources Corp.
(a)(b)
...... 182,566 5,816,553
Riley Exploration Permian, Inc. .......... 41,306 1,215,636
Ring Energy, Inc.
(a)(b)
................. 601,940 1,480,772
Scorpio Tankers, Inc. ................ 492,406 26,476,671
SFL Corp. Ltd. ..................... 1,198,986 11,054,651
Teekay Corp.
(a)
.................... 718,353 3,261,323
Teekay Tankers Ltd., Class A
(a)
.......... 239,528 7,379,858
Ur-Energy, Inc.
(a)(b)
.................. 242,113 278,430
Vertex Energy, Inc.
(a)(b)
............... 71,772 444,986
W&T Offshore, Inc.
(a)(b)
............... 165,059 921,029
World Fuel Services Corp. ............. 656,228 17,934,711
511,300,794
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
............. 175,587 6,638,944
Glatfelter Corp. .................... 464,427 1,291,107
Resolute Forest Products, Inc.
(a)
......... 481,238 10,389,928
Sylvamo Corp. .................... 22,428 1,089,777
19,409,756
Personal Products — 0.4%
Beauty Health Co. (The), Class A
(a)(b)
...... 106,892 972,717
Edgewell Personal Care Co.
(b)
.......... 538,146 20,740,147
Herbalife Nutrition Ltd.
(a)(b)
............. 344,466 5,125,654
Honest Co., Inc. (The)
(a)(b)
............. 676,962 2,037,655
Nature's Sunshine Products, Inc.
(a)
....... 145,149 1,207,640
Nu Skin Enterprises, Inc., Class A ........ 304,819 12,851,169
42,934,982
Pharmaceuticals — 1.1%
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 423,743 15,657,304
AN2 Therapeutics, Inc.
(a)(b)
............. 87,059 829,672
ANI Pharmaceuticals, Inc.
(a)
............ 134,110 5,395,245
Atea Pharmaceuticals, Inc.
(a)(b)
.......... 794,721 3,822,608
Athira Pharma, Inc.
(a)(b)
............... 351,996 1,115,827
Cara Therapeutics, Inc.
(a)(b)
............ 465,200 4,996,248
CinCor Pharma, Inc.
(a)(b)
.............. 260,569 3,202,393
Contra Ligand Pharmace, NVS
(a)(c)
....... 52,020 1
DICE Therapeutics, Inc.
(a)(b)
............ 369,775 11,536,980

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Edgewise Therapeutics, Inc.
(a)(b)
......... 393,370 $ 3,516,728
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 151,618 530,663
Fulcrum Therapeutics, Inc.
(a)(b)
.......... 454,055 3,305,520
Ligand Pharmaceuticals, Inc.
(a)
.......... 139,369 9,309,849
Liquidia Corp.
(a)
.................... 178,342 1,136,039
Nektar Therapeutics
(a)(b)
............... 1,916,801 4,331,970
NGM Biopharmaceuticals, Inc.
(a)(b)
........ 163,079 818,657
Nuvation Bio, Inc., Class A
(a)
........... 1,190,700 2,286,144
Phibro Animal Health Corp., Class A ...... 9,468 126,966
Prestige Consumer Healthcare, Inc.
(a)
..... 521,274 32,631,752
Provention Bio, Inc.
(a)(b)
............... 100,376 1,060,974
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 47,483 1,803,879
Relmada Therapeutics, Inc.
(a)
........... 75,844 264,696
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 516,801 18,434,292
Tarsus Pharmaceuticals, Inc.
(a)
.......... 193,856 2,841,929
Theravance Biopharma, Inc.
(a)(b)
......... 67,116 753,041
Theseus Pharmaceuticals, Inc.
(a)
........ 173,771 865,380
Third Harmonic Bio, Inc.
(a)(b)
............ 70,570 303,451
Tricida, Inc.
(a)(b)
.................... 281,986 43,116
130,921,324
Professional Services — 0.7%
Alight, Inc., Class A
(a)(b)
............... 3,553,852 29,710,203
Atlas Technical Consultants, Inc.
(a)(b)
...... 63,967 329,430
Barrett Business Services, Inc.
(b)
......... 7,697 717,976
First Advantage Corp.
(a)(b)
............. 571,222 7,425,886
Heidrick & Struggles International, Inc. .... 203,922 5,703,698
Huron Consulting Group, Inc.
(a)(b)
........ 83,162 6,037,561
ICF International, Inc. ................ 57,889 5,733,905
Kelly Services, Inc., Class A, NVS ....... 354,965 5,998,909
Planet Labs PBC
(a)(b)
................. 204,902 891,324
Resources Connection, Inc. ............ 342,469 6,294,580
Skillsoft Corp., Class A
(a)(b)
............. 840,349 1,092,454
Spire Global, Inc., Class A
(a)(b)
.......... 1,292,693 1,240,985
Sterling Check Corp.
(a)(b)
.............. 15,627 241,750
TrueBlue, Inc.
(a)(b)
................... 337,355 6,605,411
Willdan Group, Inc.
(a)(b)
............... 113,765 2,030,705
80,054,777
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.
(a)
........ 16,709 428,586
Anywhere Real Estate, Inc.
(a)(b)
.......... 1,128,462 7,210,872
DigitalBridge Group, Inc., Class A ........ 182,133 1,992,535
Doma Holdings, Inc.
(a)(b)
............... 1,315,151 595,632
Douglas Elliman, Inc. ................ 750,124 3,053,005
Forestar Group, Inc.
(a)(b)
............... 143,730 2,214,879
FRP Holdings, Inc.
(a)(b)
................ 68,153 3,670,720
Kennedy-Wilson Holdings, Inc. .......... 1,239,167 19,492,097
Newmark Group, Inc., Class A .......... 1,320,930 10,527,812
RE/MAX Holdings, Inc., Class A ......... 184,540 3,439,826
RMR Group, Inc. (The), Class A ......... 60,815 1,718,024
Stratus Properties, Inc. ............... 59,937 1,156,185
Tejon Ranch Co.
(a)
.................. 211,469 3,984,076
Transcontinental Realty Investors, Inc.
(a)
... 12,753 563,427
60,047,676
Road & Rail — 0.4%
ArcBest Corp. ..................... 173,992 12,186,400
Bird Global, Inc., Class A
(a)(b)
........... 1,719,418 309,839
Covenant Logistics Group, Inc., Class A .... 99,045 3,423,986
Heartland Express, Inc. ............... 477,739 7,328,516
Marten Transport Ltd. ................ 155,262 3,071,083
TuSimple Holdings, Inc., Class A
(a)(b)
...... 1,463,349 2,399,892
Universal Logistics Holdings, Inc.
(b)
....... 17,982 601,318
Security
Shares
Shares Value
Road & Rail (continued)
Werner Enterprises, Inc. .............. 583,301 $ 23,483,698
52,804,732
Semiconductors & Semiconductor Equipment — 0.7%
ACM Research, Inc., Class A
(a)(b)
......... 432,428 3,334,020
Alpha & Omega Semiconductor Ltd.
(a)
..... 51,818 1,480,440
Amkor Technology, Inc.
(b)
.............. 846,056 20,288,423
AXT, Inc.
(a)(b)
...................... 439,857 1,926,574
Cohu, Inc.
(a)
...................... 494,063 15,834,719
Diodes, Inc.
(a)
..................... 128,116 9,754,752
Ichor Holdings Ltd.
(a)
................. 294,818 7,907,019
Impinj, Inc.
(a)(b)
..................... 20,488 2,236,880
Photronics, Inc.
(a)
................... 173,176 2,914,552
Rambus, Inc.
(a)
.................... 180,855 6,478,226
Rigetti Computing, Inc.
(a)(b)
............. 772,494 563,302
Ultra Clean Holdings, Inc.
(a)
............ 311,805 10,336,336
Veeco Instruments, Inc.
(a)(b)
............ 100,936 1,875,391
84,930,634
Software — 1.3%
A10 Networks, Inc. .................. 140,702 2,339,874
Adeia, Inc. ....................... 1,095,339 10,383,814
American Software, Inc., Class A ........ 100,364 1,473,344
Applied Digital Corp.
(a)(b)
.............. 418,373 769,806
Avaya Holdings Corp.
(a)(b)
.............. 900,149 176,429
Benefitfocus, Inc.
(a)(b)
................. 81,425 851,706
Blackbaud, Inc.
(a)(b)
.................. 26,840 1,579,802
Blend Labs, Inc., Class A
(a)(b)
........... 2,047,527 2,948,439
C3.ai, Inc., Class A
(a)(b)
............... 510,319 5,710,470
Cerence, Inc.
(a)(b)
................... 416,265 7,713,390
Cipher Mining, Inc.
(a)(b)
................ 388,331 217,465
Cleanspark, Inc.
(a)(b)
................. 484,712 988,812
Consensus Cloud Solutions, Inc.
(a)
....... 100,403 5,397,665
Cvent Holding Corp.
(a)(b)
............... 475,531 2,567,867
Digimarc Corp.
(a)(b)
.................. 8,922 164,968
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 2,103,145 12,345,461
Ebix, Inc.
(b)
....................... 217,905 4,349,384
eGain Corp.
(a)
..................... 126,360 1,141,031
EverCommerce, Inc.
(a)(b)
.............. 225,010 1,674,074
ForgeRock, Inc., Class A
(a)
............. 111,290 2,534,073
Greenidge Generation Holdings, Inc.
(a)(b)
... 94,572 27,341
Instructure Holdings, Inc.
(a)(b)
........... 158,848 3,723,397
InterDigital, Inc. .................... 196,017 9,698,921
Kaleyra, Inc.
(a)(b)
.................... 331,424 250,258
Latch, Inc.
(a)(b)
..................... 1,088,837 772,965
LiveRamp Holdings, Inc.
(a)
............. 692,692 16,236,700
LiveVox Holdings, Inc., Class A
(a)(b)
....... 221,122 656,732
Marathon Digital Holdings, Inc.
(a)(b)
....... 1,239,399 4,238,745
Matterport, Inc., Class A
(a)(b)
............ 653,961 1,831,091
MicroStrategy, Inc., Class A
(a)(b)
.......... 40,621 5,750,715
Mitek Systems, Inc.
(a)(b)
............... 38,648 374,499
N-able, Inc.
(a)(b)
.................... 96,334 990,314
Olo, Inc., Class A
(a)(b)
................. 947,639 5,922,744
ON24, Inc.
(a)
...................... 443,685 3,829,002
OneSpan, Inc.
(a)
.................... 266,718 2,984,574
PowerSchool Holdings, Inc., Class A
(a)(b)
... 315,216 7,275,185
PROS Holdings, Inc.
(a)
............... 150,599 3,653,532
Riot Blockchain, Inc.
(a)(b)
.............. 1,672,648 5,670,277
Sapiens International Corp. NV ......... 93,179 1,721,948
SecureWorks Corp., Class A
(a)(b)
......... 106,402 679,909
SolarWinds Corp.
(a)
................. 513,868 4,809,804
Sumo Logic, Inc.
(a)(b)
................. 427,281 3,460,976
Terawulf, Inc.
(a)(b)
................... 168,944 112,449
Upland Software, Inc.
(a)
............... 315,004 2,245,979
Verint Systems, Inc.
(a)(b)
............... 63,317 2,297,141

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
WM Technology, Inc., Class A
(a)(b)
........ 211,450 $ 213,565
Xperi, Inc.
(a)(b)
..................... 431,555 3,715,689
158,472,326
Specialty Retail — 3.1%
Aaron's Co., Inc. (The) ............... 316,286 3,779,618
Abercrombie & Fitch Co., Class A
(a)
....... 508,101 11,640,594
Academy Sports & Outdoors, Inc.
(b)
....... 812,738 42,701,255
American Eagle Outfitters, Inc. .......... 1,615,184 22,547,969
America's Car-Mart, Inc.
(a)(b)
............ 61,766 4,463,211
Asbury Automotive Group, Inc.
(a)(b)
........ 164,475 29,482,144
Bed Bath & Beyond, Inc.
(a)(b)
............ 236,407 593,382
Big 5 Sporting Goods Corp.
(b)
........... 222,611 1,965,655
Buckle, Inc. (The) .................. 22,457 1,018,425
Build-A-Bear Workshop, Inc.
(a)
.......... 38,350 914,264
Cato Corp. (The), Class A ............. 182,714 1,704,722
Chico's FAS, Inc.
(a)
.................. 365,202 1,796,794
Children's Place, Inc. (The)
(a)(b)
.......... 47,897 1,744,409
Citi Trends, Inc.
(a)(b)
.................. 82,837 2,193,524
Conn's, Inc.
(a)(b)
.................... 147,825 1,017,036
Container Store Group, Inc. (The)
(a)
....... 338,411 1,458,551
Designer Brands, Inc., Class A
(b)
......... 155,374 1,519,558
Destination XL Group, Inc.
(a)(b)
.......... 279,707 1,888,022
EVgo, Inc., Class A
(a)(b)
............... 633,235 2,830,560
Express, Inc.
(a)(b)
................... 651,995 665,035
Foot Locker, Inc. ................... 847,372 32,022,188
Genesco, Inc.
(a)(b)
................... 133,016 6,121,396
Group 1 Automotive, Inc.
(b)
............. 148,084 26,709,911
GrowGeneration Corp.
(a)(b)
............. 605,634 2,374,085
Haverty Furniture Cos., Inc. ............ 150,248 4,492,415
Hibbett, Inc. ...................... 27,906 1,903,747
JOANN, Inc.
(b)
..................... 108,146 308,216
LL Flooring Holdings, Inc.
(a)(b)
........... 304,066 1,708,851
MarineMax, Inc.
(a)
................... 200,318 6,253,928
Monro, Inc.
(b)
...................... 326,526 14,758,975
National Vision Holdings, Inc.
(a)(b)
........ 771,037 29,885,394
ODP Corp. (The)
(a)
.................. 420,033 19,128,303
OneWater Marine, Inc., Class A
(a)
........ 107,012 3,060,543
Party City Holdco, Inc.
(a)(b)
............. 718,774 262,712
Sally Beauty Holdings, Inc.
(a)(b)
.......... 81,911 1,025,526
Shoe Carnival, Inc. .................. 181,729 4,345,140
Signet Jewelers Ltd.
(b)
................ 479,377 32,597,636
Sleep Number Corp.
(a)(b)
.............. 125,000 3,247,500
Sonic Automotive, Inc., Class A
(b)
........ 188,620 9,293,307
Sportsman's Warehouse Holdings, Inc.
(a)(b)
.. 401,168 3,774,991
Tile Shop Holdings, Inc.
(a)
............. 338,285 1,481,688
Tilly's, Inc., Class A
(a)
................ 240,925 2,180,371
Torrid Holdings, Inc.
(a)(b)
............... 53,301 157,771
TravelCenters of America, Inc.
(a)
......... 132,472 5,932,096
Urban Outfitters, Inc.
(a)
............... 669,740 15,973,299
Volta, Inc., Class A
(a)(b)
................ 1,361,229 483,781
Winmark Corp. .................... 29,405 6,934,581
Zumiez, Inc.
(a)(b)
.................... 161,917 3,520,076
375,863,155
Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.
(a)(b)
.............. 137,138 3,646,499
CompoSecure, Inc., Class A
(a)(b)
......... 44,153 216,791
Corsair Gaming, Inc.
(a)(b)
.............. 180,741 2,452,655
Diebold Nixdorf, Inc.
(a)
................ 187,125 265,718
Eastman Kodak Co.
(a)(b)
............... 598,854 1,826,505
IonQ, Inc.
(a)(b)
...................... 1,077,695 3,718,048
Turtle Beach Corp.
(a)(b)
................ 40,641 291,396
Xerox Holdings Corp. ................ 1,207,637 17,631,500
30,049,112
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc., Class A
(a)(b)
.............. 762,502 $ 1,845,255
Ermenegildo Zegna NV
(b)
............. 481,608 5,042,436
Fossil Group, Inc.
(a)(b)
................ 503,254 2,169,025
G-III Apparel Group Ltd.
(a)(b)
............ 454,463 6,230,688
Movado Group, Inc. ................. 160,908 5,189,283
Oxford Industries, Inc.
(b)
.............. 49,169 4,581,567
PLBY Group, Inc.
(a)(b)
................ 452,358 1,243,984
Rocky Brands, Inc. .................. 65,591 1,549,259
Superior Group of Cos., Inc. ........... 119,351 1,200,671
Unifi, Inc.
(a)(b)
...................... 141,432 1,217,730
30,269,898
Thrifts & Mortgage Finance — 2.5%
Axos Financial, Inc.
(a)
................ 536,105 20,489,933
Blue Foundry Bancorp
(a)(b)
............. 275,232 3,536,731
Bridgewater Bancshares, Inc.
(a)(b)
........ 178,060 3,158,784
Capitol Federal Financial, Inc. .......... 1,323,192 11,445,611
Columbia Financial, Inc.
(a)(b)
............ 241,877 5,229,381
Enact Holdings, Inc.
(b)
................ 323,381 7,799,950
Essent Group Ltd. .................. 1,123,199 43,669,977
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 94,485 10,649,404
Finance of America Cos., Inc., Class A
(a)(b)
.. 418,914 532,021
Hingham Institution for Savings (The) ..... 14,659 4,045,298
Home Bancorp, Inc. ................. 78,306 3,134,589
Kearny Financial Corp. ............... 643,546 6,531,992
Luther Burbank Corp. ................ 170,015 1,888,867
Merchants Bancorp
(b)
................ 174,243 4,237,590
Mr Cooper Group, Inc.
(a)
.............. 727,067 29,177,199
NMI Holdings, Inc., Class A
(a)
........... 809,820 16,925,238
Northfield Bancorp, Inc. .............. 444,368 6,989,909
PennyMac Financial Services, Inc.
(b)
...... 285,200 16,159,432
Pioneer Bancorp, Inc.
(a)(b)
.............. 131,626 1,500,536
Provident Bancorp, Inc. ............... 153,679 1,118,783
Provident Financial Services, Inc. ........ 725,083 15,487,773
Radian Group, Inc. .................. 1,679,308 32,024,403
Southern Missouri Bancorp, Inc. ......... 87,459 4,008,246
Sterling Bancorp, Inc.
(a)(b)
.............. 183,227 1,115,852
TrustCo Bank Corp. ................. 189,659 7,129,282
Velocity Financial, Inc.
(a)(b)
............. 82,016 791,454
Walker & Dunlop, Inc. ................ 101,863 7,994,208
Waterstone Financial, Inc. ............. 216,707 3,736,029
WSFS Financial Corp. ............... 605,932 27,472,957
297,981,429
Tobacco — 0.2%
Universal Corp. .................... 253,440 13,384,166
Vector Group Ltd. .................. 1,286,300 15,255,518
28,639,684
Trading Companies & Distributors — 1.6%
Alta Equipment Group, Inc., Class A ...... 175,193 2,310,796
Beacon Roofing Supply, Inc.
(a)(b)
......... 161,328 8,516,505
BlueLinx Holdings, Inc.
(a)(b)
............. 91,698 6,520,645
Boise Cascade Co. ................. 327,580 22,494,919
Custom Truck One Source, Inc.
(a)(b)
....... 421,294 2,662,578
Distribution Solutions Group, Inc.
(a)
....... 6,735 248,252
DXP Enterprises, Inc.
(a)
............... 159,795 4,402,352
GATX Corp.
(b)
..................... 346,939 36,893,493
Global Industrial Co. ................. 36,074 848,821
NOW, Inc.
(a)
...................... 1,153,079 14,644,103
Rush Enterprises, Inc., Class A
(b)
........ 434,525 22,716,967
Rush Enterprises, Inc., Class B
(b)
........ 69,199 3,893,828
Textainer Group Holdings Ltd.
(b)
......... 390,196 12,099,978
Titan Machinery, Inc.
(a)(b)
.............. 209,743 8,333,089

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Triton International Ltd. ............... 611,655 $ 42,069,631
188,655,957
Water Utilities — 0.6%
American States Water Co.
(b)
........... 203,663 18,849,010
Artesian Resources Corp., Class A, NVS ... 26,919 1,576,915
California Water Service Group
(b)
........ 419,437 25,434,660
SJW Group ....................... 283,405 23,009,652
68,870,237
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
..................... 477,566 7,048,874
KORE Group Holdings, Inc.
(a)(b)
.......... 424,208 534,502
Shenandoah Telecommunications Co.
(b)
.... 507,455 8,058,385
Telephone and Data Systems, Inc. ....... 1,053,448 11,050,670
United States Cellular Corp.
(a)(b)
......... 153,683 3,204,291
29,896,722
Total Common Stocks — 99.5%
(Cost: $13,469,197,835) ........................... 11,874,119,450
Rights
Biotechnology — 0.0%
Contra Aduro Biotech I, CVR
(a)(c)
......... 19,180 48,698
Pharmaceuticals — 0.0%
Zogenix, Inc., CVR
(a)(b)(c)
.............. 583,774 396,966
Textiles, Apparel & Luxury Goods — 0.0%
PLBY Group, Inc.(Expires 01/17/23, Strike
Price USD 3.50)
(a)(b)
............... 328,953 4
Total Rights — 0.0%
(Cost: $396,966) ................................ 445,668
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 share for 1 warrant, Expires
09/01/24, Strike Price USD 116.37) ..... 42,563 $ 867,860
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 share for 1 warrant, Expires
09/01/25, Strike Price USD 133.70) .... 21,281 387,101
Total Warrants — 0.0%
(Cost: $5,241,813) .............................. 1,254,961
Total Long-Term Investments — 99.5%
(Cost: $13,474,836,614) ........................... 11,875,820,079
Short-Term Securities
Money Market Funds — 10.3%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(f)
............ 1,198,464,399 1,198,823,939
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 31,755,555 31,755,555
Total Short-Term Securities — 10.3%
(Cost: $1,230,074,055) ........................... 1,230,579,494
Total Investments — 109.8%
(Cost: $14,704,910,669 ) ........................... 13,106,399,573
Liabilities in Excess of Other Assets — (9.8)% ............ (1,170,234,164)
Net Assets — 100.0% ..............................
$ 11,936,165,409
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 932,952,583 $ 265,270,877
(a)
$ — $ (8,632) $ 609,111 $ 1,198,823,939 1,198,464,399 $ 7,743,337
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 12,620,000 19,135,555
(a)
— — — 31,755,555 31,755,555 521,093 20
$ (8,632) $ 609,111 $ 1,230,579,494 $ 8,264,430 $ 20
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 653 03/17/23 $ 57,820 $ (837,792)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,874,119,448 $ — $ 2 $ 11,874,119,450
Rights ................................................ — 4 445,664 445,668
Warrants .............................................. 1,254,961 — — 1,254,961
Short-Term Securities
Money Market Funds ...................................... 1,230,579,494 — — 1,230,579,494
$ 13,105,953,903 $ 4 $ 445,666 $ 13,106,399,573
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (837,792) $ — $ — $ (837,792)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust